--------------------------------------------------------------------------------


Merrill Lynch

Funds For Institutions Series
--------------------------------------------------------------------------------


Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund





Annual Report
April 30, 1997

--------------------------------------------------------------------------------

Dear Shareholder:


     We are pleased to provide you with this Annual Report for the Merrill Lynch Funds For Institutions Series including, for the first time, Merrill Lynch Premier Institutional Fund which commenced operations on January 27, 1997. In this and in future shareholder reports we will highlight the Fund's performance, describe recent investment activities, and examine some of the important market developments that helped shape our investment strategy during the period under review.


Merrill Lynch Premier Institutional Fund

     Merrill Lynch Premier Institutional Fund seeks to provide shareholders with a high level of current income consistent with liquidity and the maintenance of a portfolio of high-quality, short-term money market instruments. The minimum initial investment for the Fund is $10 million.

     Since inception (January 27, 1997), Merrill Lynch Premier Institutional Fund's net annualized yield was 5.40%. The Fund's seven-day net annualized yield as of April 30, 1997, was 5.47%. The average portfolio maturity for Merrill Lynch Premier Institutional Fund at April 30, 1997, was 51 days.

     The Fund's average life since inception has ranged from a low of 31 days to a high of 69 days. Given the liquidity characteristics of the Fund's shareholders, our investment strategy initially was governed by a cautious approach. This approach was warranted, particularly given the expectation that the Federal Reserve Board was contemplating a shift to a more restrictive monetary policy. Subsequent to the 25 basis point hike in the Federal Funds rate on March 25, 1997, we sought to take advantage of the steepness which had developed in the front end of the yield curve. We implemented a slightly more barbelled structure with the most notable investments being callable Government agency securities in the one-year--two-year sector of the yield curve and bank certificates of deposit in the six-month--nine-month sector. Overnight cash positions continue to approximate 30% of total assets, a percentage that we believe is prudent given the nature of the Fund and market conditions.

Merrill Lynch Institutional Fund

     For the year ended April 30, 1997, Merrill Lynch Institutional Fund's net yield was 5.22%. The Fund's seven-day net annualized yield as of April 30, 1997, was 5.37%. The average portfolio maturity for Merrill Lynch Institutional Fund at April 30, 1997, was 62 days, compared to 70 days at October 31, 1996.

     During the six-month period ended April 30, 1997, we maintained an average life ranging from a low of 45 days to a high of 81 days. Throughout much of the six-month period, interest rates were greatly influenced by investor expectations regarding Federal Reserve Board monetary policy. Although we did not concur with the belief that the Federal Reserve Board would seek to push the Federal Funds rate higher during the latter half of 1996, we felt it was appropriate to maintain a cautious investment bias. Accordingly, we de-emphasized longer-term securities in favor of variable rate instruments, although trading opportunities did occasionally arise. Furthermore, we built overnight cash positions to approximately 20% of total assets in order to adequately meet shareholder redemption needs at year-end. Additionally, some assets were earmarked into early 1997 to take advantage of the inversion which had developed in the money market yield curve in that sector.

     By early March, investor nervousness once again heightened as investors began to believe that the Federal Reserve Board would seek to push short-term interest rates higher at its March Federal Open Market Committee meeting. In his Humphrey-Hawkins testimony, Federal Reserve Board Chairman Alan Greenspan cautioned investors about the need to act preemptively with respect to inflation during times of strong economic growth and tight labor markets. Confirming investor expectations, the Federal Reserve Board pushed the Federal Funds rate up 25 basis points (0.25%) to 5.50% on March 25, 1997. Subsequent to the tightening, we decided to reduce overnight cash positions and invest those assets in the 90-day--180-day area. We expect this strategy to allow the Fund to benefit from the steepness which had developed in the front end of the yield curve without taking on an inappropriate level of interest rate risk.

Merrill Lynch Government Fund

     For the year ended April 30, 1997, Merrill Lynch Government Fund's net yield was 5.19%. The Fund's seven-day net annualized yield as of April 30, 1997, was 5.35%. The average portfolio maturity for Merrill Lynch Government Fund at April 30, 1997, was 54 days, compared to 57 days at October 31, 1996.

     For the six-month period ended April 30, 1997, our investment outlook reflected two distinct sentiments. For the first four months of the six-month period we operated the Fund under the premise that the Federal Reserve Board would leave monetary policy unchanged. Structurally, the Fund held modest overnight positions, rolling over maturities into one-month--two-month agency securities. We de-emphasized Treasury bills in deference to Treasury notes and longer-term Government agency securities. The longer-term securities represented our belief that the yield curve would flatten as a tightening scenario faded.

     Then, during March and April, Chairman Greenspan's comments and the Federal Reserve Board's March 25, 1997, Federal Funds rate hike gave us little incentive to remain positive. We modestly reduced our yield curve exposure while increasing our overnight and floating rate positions as a hedge against rising interest rates.

Merrill Lynch Treasury Fund

     For the year ended April 30, 1997, Merrill Lynch Treasury Fund's net yield was 4.97%. The Fund's seven-day net annualized yield as of April 30, 1997, was 5.12%.

     The average portfolio maturity for Merrill Lynch Treasury Fund at April 30, 1997, was 57 days, compared to 56 days at October 31, 1996. During the six months ended April 30, 1997, the average life of the Fund ranged from a low of 48 days to a high of 60 days.

     As the six-month period began, a strong dollar and lack of supply in the front end of the yield curve kept the Treasury market well-bid while inverting the yield curve as investors sought incremental yield. Our exposure was primarily in 60-day--90-day maturity issues although we selectively added longer-term securities to seek to take advantage of the interest rate rally that ensued at year-end. Of particular note was an increase in our holdings of Treasury notes and Separate Trading of Registered Interest and Principal of Securities ("STRIPS") which we added at attractive spreads to corresponding bill maturities.

     The first two months of 1997 saw little change in our outlook. We modified our structure to include three-month Treasury bills for liquidity and six-month Treasury notes for yield. By March we adopted a slightly more conservative stance by utilizing mid-April cash management bills and June Treasury notes.

     Despite the interest rate hike in March, securities in the front end of the yield curve remained well-bid. Maturities of cash management bills coupled with small bill auctions enabled us to keep a relatively ambitious investment strategy.

Merrill Lynch Institutional Tax-Exempt Fund

     For the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund's net yield was 3.36%. The Fund's seven-day net annualized yield as of April 30, 1997, was 4.21%.

     The average portfolio maturity for Merrill Lynch Institutional Tax-Exempt Fund at April 30, 1997, was 29 days, compared to 68 days at October 31, 1996.

     Merrill Lynch Institutional Tax-Exempt Fund began the six-month period ended April 30, 1997, with a neutral approach to the market and an average life in the 65-day range. Coming into the period, we structured the Fund for slowing economic conditions as the Treasury bill and short-term municipal market rallied 25 basis points--50 basis points. As economic data began to indicate that the economy might be regaining some of the momentum it had lost at the end of the October period, we began reducing the Fund's purchases of longer-term municipal notes.

     Fueling the economic resurgence was robust consumer spending. Sales gains began coming from a broad array of goods and services, including housing. Supporting this consumer buying were substantial job and personal income gains and soaring consumer confidence. During this time, we began to see a large number of subscriptions, as corporations began to plan for the seasonal year-end increase in variable rate demand note (VRDN) yields. This increase in VRDN yields was created from remarketing agents trying to avoid the high cost of carrying inventory. The Fund, which during the period experienced an increase in net assets of approximately $330 million, peaked at $1.1 billion on December 30, 1996. We then used this increase to begin to shorten its average life. As yields on short-term municipal notes remained unattractive, we largely purchased VRDNs and short-term tax-exempt commercial paper to meet the influx. The Fund benefited from this strategy as yields on VRDNs remained attractive through December. In January 1997, VRDNs continued to remain attractive when anticipated seasonal inflows did not materialize to the degree that was expected.

     As economic data continued to register strength, we changed our investment strategy to a defensive one, allowing the Fund's average life to decline to the 30-day range. We continued to avoid longer-term municipal note purchases as yields remained unattractive, primarily in response to the scarcity of municipal issuance during this period. This strategy continued to work well for the Fund except for the first half of March as large supply imbalances created artificially low yields in VRDN issues. However, the Fund was well-situated when the Federal Reserve Board made a preemptive move against the inflation potential created from a growing economy and tight labor market by raising the Federal Funds rate 25 basis points to 5.50% on March 25, 1997. This increase in interest rates, which many believe is the first in a series of interest rate hikes, has forced yields on Treasury bills and municipal notes higher by 25 basis points--50 basis points.

     Overall, the Fund performed well during the fiscal year as it took advantage of periods of weakness in yields created by market uncertainties, and extended the average life and locked in attractive yields when the market reversed itself. At the same time, we avoided being too aggressive in our purchases of municipal notes allowing the Fund's average life to decline.

     In the upcoming months, we expect to continue to pursue a defensive strategy to the market. However, because a major portion of the annual issuance of municipal notes comes during this next period, we will utilize market weakness to selectively purchase notes as a means of diversification. In addition, these purchases may at times increase the average life of the Fund beyond a defensive posture. We will continue to monitor both the economic environment and the Federal Reserve Board's intentions, adjusting the Fund's strategy accordingly while looking for opportunities to continue to diversify as the market adjusts to higher yield levels. We also will closely monitor credit quality, while seeking an attractive tax-exempt yield for our shareholders.

     We thank you for your continued interest in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Robert W. Crook              /s/ Christopher Ayoub
    Robert W. Crook                  Christopher Ayoub
    President and Trustee            Vice President and Portfolio Manager
    Merrill Lynch Funds              Merrill Lynch Premier Institutional Fund
      For Institutions Series        Merrill Lynch Institutional Fund

                                 /s/ John Ng
                                     John Ng
                                     Vice President and Portfolio Manager
                                     Merrill Lynch Government Fund
                                     Merrill Lynch Treasury Fund

                                 /s/ Kevin Schiatta
                                     Kevin Schiatta
                                     Vice President and Portfolio Manager
                                     Merrill Lynch Institutional Tax-Exempt Fund

May 28, 1997

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
April 30, 1997

=============================================================================================================
                                                                        Interest     Maturity      Value
                   Face Amount                                            Rate*        Date      (Note 1a)
==============================================================================================================
U.S.              $ 15,000,000   U.S. Treasury Notes .................. 5.88%        01/31/99     $14,892,187
Government &        15,000,000   U.S. Treasury Notes .................. 5.88         02/28/99      14,880,470
Agency               5,000,000   Federal Farm Credit Banks ............ 5.65         02/03/98       4,985,900
Issues -- 4.2%       6,525,000   Federal Home Loan Banks   ............ 5.42         02/06/98       6,502,163
                    15,000,000   Federal Home Loan Banks   ............ 6.00         09/04/98      14,914,500
                     5,000,000   Federal National Mortgage Assoc.   ... 5.79         10/16/97       4,998,400
                     6,000,000   Federal National Mortgage Assoc.   ... 6.50         04/30/99       5,984,400
                    51,900,000   Federal Home Loan Banks D/N  ......... 5.20         10/14/97      50,545,468
-------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government & Agency
                                 Issues (Cost $118,080,859)   .........                           117,703,488
-------------------------------------------------------------------------------------------------------------
U.S.                40,000,000   Federal Home Loan Banks   ............ 5.56         01/15/98      39,982,793
Government          50,000,000   Federal Home Loan Mortgage Corp.      .5.58         04/15/98      49,976,913
Agency              22,000,000   Federal National Mortgage Assoc.   ... 5.57         03/26/98      21,988,370
Issues --           40,000,000   Federal National Mortgage Assoc.   ... 5.56         03/27/98      39,975,491
Variable            25,000,000   Federal National Mortgage Assoc.   ... 5.60         04/24/98      24,994,651
Rate -- 9.2%        10,000,000   Federal National Mortgage Assoc.   ... 5.68         07/26/99       9,962,245
                    18,000,000   Federal National Mortgage Assoc.   ... 5.68         09/22/99      17,923,795
                    55,000,000   Student Loan Marketing Assoc.   ...... 5.57         02/05/98      54,980,414
-------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Issues -- Variable Rate
                                 (Cost $259,784,672) ..................                           259,784,672
-------------------------------------------------------------------------------------------------------------
Certificates of     40,000,000   Morgan Guaranty Trust Co. ............ 5.82         01/30/98      39,907,156
Deposit -- 2.1%     20,000,000   Morgan Guaranty Trust Co. ............ 5.94         03/20/98      19,965,415
-------------------------------------------------------------------------------------------------------------
                                 Total Certificates of Deposit
                                 (Cost $59,990,359)  ..................                            59,872,571
-------------------------------------------------------------------------------------------------------------
Yankee              10,000,000   Deutsche Bank AG ..................... 5.63         02/26/98       9,959,353
Certificates of     20,000,000   Landesbank Hessen-Thuringen
Deposit -- 5.5%                   Girozentrale    ..................... 5.78         01/27/98      19,950,889
                    25,000,000   Royal Bank of Canada   ............... 5.79         01/30/98      24,940,281
                    15,000,000   Sumitomo Bank Ltd.  .................. 5.68         05/09/97      15,000,000
                    60,000,000   Sumitomo Bank Ltd.  .................. 5.65         05/12/97      60,000,000
                    25,000,000   Sumitomo Bank Ltd.  .................. 5.65         05/14/97      25,000,074
-------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit (Cost $154,978,732)  .........                           154,850,597
-------------------------------------------------------------------------------------------------------------
Time               100,000,000   Citibank N.A. ........................ 5.65         05/01/97     100,000,000
Deposits --        100,000,000   Deutsche Bank AG ..................... 5.65         05/01/97     100,000,000
12.1%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                                    Interest    Maturity      Value
                 Face Amount                                         Rate*        Date      (Note 1a)
=============================================================================================================
Time            $100,000,000   First Union National Bank of
Deposits                        North Carolina   .................. 5.66%       05/01/97   $100,000,000
(continued)       40,000,000   Morgan Guaranty Trust Co.  ......... 5.69        05/01/97     40,000,000
-------------------------------------------------------------------------------------------------------------
                               Total Time Deposits
                               (Cost $340,000,000)  ...............                         340,000,000
-------------------------------------------------------------------------------------------------------------
Bank Notes --     20,000,000   Barclays Bank PLC .................. 5.65        04/16/98     19,990,622
Variable          15,000,000   KeyBank National Association  ...... 5.57        05/06/98     14,992,710
Rate -- 2.1%      17,000,000   Morgan Guaranty Trust Co.  ......... 5.62        02/19/98     16,992,721
                   7,500,000   United States National Bank of
                                Oregon  ........................... 5.67        04/14/98      7,496,154
-------------------------------------------------------------------------------------------------------------
                               Total Bank Notes -- Variable Rate
                               (Cost $59,472,207)   ...............                          59,472,207
-------------------------------------------------------------------------------------------------------------
Corporate         10,000,000   Abbey National Treasury Services
Notes -- 2.1%                   PLC  .............................. 5.50        11/21/97      9,970,000
                  15,000,000   Abbey National Treasury Services
                                PLC  .............................. 5.76        02/11/98     14,959,500
                   5,000,000   Abbey National Treasury Services
                                PLC  .............................. 5.93        03/25/98      4,992,000
                  15,000,000   Beta Finance Inc. .................. 5.87        01/30/98     14,973,000
                  15,000,000   International Business Machines
                                Corp.   ........................... 5.67        01/28/98     14,950,500
-------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes
                               (Cost $59,970,817)   ...............                          59,845,000
-------------------------------------------------------------------------------------------------------------
Corporate         21,000,000   Abbey National North America Corp.   5.61        02/10/98     20,988,901
Notes --          30,000,000   Abbey National Treasury Services
Variable                        PLC  .............................. 5.59        02/25/98     29,980,925
Rate -- 5.9%      40,000,000   Abbey National Treasury Services
                                PLC  .............................. 5.65        04/15/98     39,981,489
                  25,000,000   Bear Stearns Companies Inc.   ...... 5.95        07/30/97     25,004,295
                  20,000,000   Bear Stearns Companies Inc.   ...... 5.84        04/17/98     20,026,422
                  10,000,000   Chrysler Financial Corp.   ......... 5.81        07/31/97     10,006,867
                  20,000,000   First Bank System, Inc. ............ 5.67        11/19/97     20,000,000
-------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes -- Variable
                               Rate (Cost $165,988,899)   .........                         165,988,899
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                                        Interest    Maturity      Value
                   Face Amount                                           Rate*        Date      (Note 1a)
=============================================================================================================
Master Notes --   $100,000,000   Goldman Sachs Group L.P.  ............ 5.51%       12/01/97   $100,000,000
Variable            30,000,000   Jackson National Life Insurance Co.    5.72        05/01/98     30,000,000
Rate -- 4.6%
-------------------------------------------------------------------------------------------------------------
                                 Total Master Notes -- Variable
                                 Rate (Cost $130,000,000)  ............                         130,000,000
-------------------------------------------------------------------------------------------------------------
Commercial          17,000,000   Allomon Funding Corp.  ............... 5.62        07/02/97     16,833,702
Paper -- 48.9%      25,000,000   Associates First Capital Corp.  ...... 5.69        05/01/97     25,000,000
                    15,170,000   Atlantic Asset Securitization Corp.    5.57        05/09/97     15,151,223
                    14,425,000   Atlas Funding Corp. .................. 5.63        05/05/97     14,415,976
                    24,550,000   Atlas Funding Corp. .................. 5.61        05/07/97     24,527,046
                    12,980,000   Atlas Funding Corp. .................. 5.61        05/21/97     12,939,546
                    15,000,000   Bear Stearns Companies Inc.  ......... 5.65        07/22/97     14,805,933
                    27,750,000   Broadway Capital Corp. ............... 5.61        05/30/97     27,624,593
                    25,000,000   Chrysler Financial Corp.  ............ 5.57        05/21/97     24,922,639
                    58,166,000   Countrywide Home Loans, Inc.    ...... 5.53        05/14/97     58,049,846
                    50,000,000   Daimler-Benz North America Corp.   ... 5.27        05/15/97     49,897,528
                    10,000,000   Finova Capital Corp.   ............... 5.30        05/15/97      9,979,389
                    20,000,000   Finova Capital Corp.   ............... 5.30        05/20/97     19,944,055
                    30,000,000   Finova Capital Corp.   ............... 5.29        05/23/97     29,903,016
                    25,000,000   Finova Capital Corp.   ............... 5.61        06/03/97     24,871,437
                    15,000,000   Finova Capital Corp.   ............... 5.60        06/05/97     14,918,333
                    15,000,000   Finova Capital Corp.   ............... 5.65        07/21/97     14,808,300
                    50,000,000   General Electric Capital Corp.  ...... 5.31        05/08/97     49,948,375
                    45,000,000   General Motors Acceptance Corp. ...... 5.43        07/29/97     44,368,100
                    15,000,000   General Motors Acceptance Corp. ...... 5.43        07/30/97     14,787,000
                    20,000,000   General Motors Acceptance Corp. ...... 5.38        08/04/97     19,699,166
                    10,000,000   General Motors Acceptance Corp. ...... 5.34        08/12/97      9,836,917
                    21,000,000   General Motors Acceptance Corp. ...... 5.32        08/13/97     20,654,200
                    15,000,000   General Motors Acceptance Corp. ...... 5.33        08/20/97     14,736,375
                    10,000,000   General Motors Acceptance Corp. ...... 5.33        08/26/97      9,814,750
                    20,000,000   Greenwich Funding Corp.   ............ 5.53        05/06/97     19,984,639
                    20,000,000   Greenwich Funding Corp.   ............ 5.46        05/20/97     19,942,367
                    32,000,000   Industrial Bank of Korea  ............ 5.38        05/07/97     31,971,307
                    15,000,000   Industrial Bank of Korea  ............ 5.38        05/12/97     14,975,342
                    19,875,000   International Securitization Corp. ... 5.31        05/12/97     19,842,753
                    15,000,000   International Securitization Corp. ... 5.43        05/27/97     14,941,175
                    31,655,000   International Securitization Corp. ... 5.67        07/25/97     31,230,471
                    36,000,000   Kingdom of Sweden   .................. 5.30        08/28/97     35,321,700


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                               Interest    Maturity       Value
             Face Amount                                        Rate*        Date       (Note 1a)
=============================================================================================================
Commercial   $25,000,000   Korea Development Bank ............ 5.37%         05/06/97   $  24,981,354
Paper         10,000,000   Korea Development Bank ............ 5.36          05/07/97       9,991,067
(continued)   16,000,000   Korea Development Bank ............ 5.58          05/08/97      15,982,640
              25,000,000   Korea Development Bank ............ 5.34          05/12/97      24,959,208
              30,000,000   Korea Development Bank ............ 5.30          05/27/97      29,885,167
              25,000,000   Korea Development Bank ............ 5.70          07/25/97      24,664,722
              25,000,000   Lehman Brothers Holdings Inc.   ... 5.67          05/05/97      24,984,250
              30,000,000   Lehman Brothers Holdings Inc.   ... 5.65          05/07/97      29,971,750
              45,000,000   Lehman Brothers Holdings Inc.   ... 5.67          05/15/97      44,900,775
              25,000,000   Monte Rosa Capital Corp.  ......... 5.57          05/06/97      24,980,660
              25,000,000   Morgan Stanley Group Inc. ......... 5.70          05/01/97      25,000,000
              50,000,000   Morgan Stanley Group Inc. ......... 5.31          05/16/97      49,889,375
              50,000,000   Morgan Stanley Group Inc. ......... 5.28          05/20/97      49,860,667
              10,000,000   National Fleet Funding Corp. ...... 5.57          05/07/97       9,990,717
              25,000,000   Nomura Holding America, Inc. ...... 5.40          05/05/97      24,985,000
              28,557,000   Old Line Funding Corp. ............ 5.60          05/02/97      28,552,558
              18,585,000   Old Line Funding Corp. ............ 5.59          05/05/97      18,573,456
              10,000,000   Old Line Funding Corp. ............ 5.30          05/15/97       9,979,389
              40,000,000   RTZ America Inc. .................. 5.64          07/21/97      39,488,800
              15,000,000   Westpac Capital Corp.  ............ 5.31          08/11/97      14,757,750
              50,000,000   Windmill Funding Corp. ............ 5.28          05/05/97      49,970,667
              10,089,000   Windmill Funding Corp. ............ 5.60          06/03/97      10,037,210
              25,000,000   Windmill Funding Corp. ............ 5.68          07/28/97      24,652,889
-------------------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (Cost $1,381,874,973)  ............                          1,381,687,270
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997


=============================================================================================================
                                                                   Interest    Maturity        Value
                  Face Amount                                       Rate*        Date        (Note 1a)
=============================================================================================================
Repurchase       $100,000,000   Fuji Securities, Inc., purchased
Agreements**--                   on 04/30/97    .................. 5.55%       05/01/97   $100,000,000
3.5%
-------------------------------------------------------------------------------------------------------------
                                Total Repurchase Agreements
                                (Cost $100,000,000)   ............                         100,000,000
-------------------------------------------------------------------------------------------------------------
                                Total Investments -- 100.2%
                                (Cost $2,830,141,518) ............                       2,829,204,704
-------------------------------------------------------------------------------------------------------------
                                Liabilities in Excess of Other
                                Assets -- (0.2%)   ...............                          (6,008,449)
-------------------------------------------------------------------------------------------------------------
                                Net Assets -- Equivalent to $1.00
                                Per Share on 2,824,133,069
                                Shares of Beneficial Interest
                                Outstanding -- 100.0%    .........                      $2,823,196,255
=============================================================================================================


Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, net unrealized depreciation amounted to $936,814 and is comprised of $11,496 in appreciation and $948,310 in depreciation.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1997. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Statement of Assets and Liabilities
April 30, 1997
================================================================================

Assets:
Total investments at value (identified cost $2,830,141,518) (Note 1a)   .........   $2,829,204,704
Cash  ...........................................................................        3,467,456
Interest receivable  ............................................................        6,718,859
Prepaid expense and deferred organization expenses (Note 1e)   ..................          189,200
                                                                                    ---------------
   Total assets   ...............................................................    2,839,580,219
                                                                                    ---------------
Liabilities:
Advisory fee payable (Note 2)    ................................................          360,034
Payable for investments purchased   .............................................       14,992,710
Dividends payable ...............................................................          971,343
Accrued expenses  ...............................................................           59,877
                                                                                    ---------------
   Total liabilities ............................................................       16,383,964
                                                                                    ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 2,824,133,069 shares of beneficial interest outstanding)   ..................   $2,823,196,255
                                                                                    ===============

--------------------------------------------------------------------------------


Merrill Lynch Premier Institutional Fund

Statement of Operations
For the Period January 27, 1997 (Commencement of Operations) to April 30, 1997
================================================================================

Investment Income:
Interest and discount earned (Note 1d)    ..............................$38,920,898
                                                                        -----------
Expenses:
Investment advisory fee (Note 2)  ..................... $1,053,985
Registration fees  ....................................    115,617
Accounting and custodian services .....................     51,160
Amortization of organization expenses (Note 1e)  ......     10,825
Dividend and transfer agency fees .....................      9,183
Trustees' fees (Note 5)  ..............................      8,000
Legal and audit fees  .................................      5,459
Printing and shareholder reports  .....................      3,733
                                                          ----------
     Total expenses   .................................  1,257,962
Waived investment advisory fee (Note 2)    ............    (45,574)      1,212,388
                                                          ----------    -----------
     Net investment income    ..........................................37,708,510
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions   ......    248,533
Net unrealized depreciation of investments    .........   (936,814)
                                                          ----------
   Net realized and unrealized loss from investments  ..................  (688,281)
                                                                        -----------
Net Increase in Net Assets Resulting From Operations  ..................$37,020,229
                                                                        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Statement of Changes in Net Assets
For the Period January 27, 1997 (Commencement of Operations) to April 30, 1997
================================================================================

Increase in Net Assets:
   Operations:
Net investment income    ....................................  $   37,708,510
Net realized gain from investment transactions   ............         248,533
Net unrealized depreciation of investments    ...............        (936,814)
                                                                --------------
Net increase in net assets resulting from operations   ......      37,020,229
Total declared as dividends to shareholders (Note 4)   ......     (37,957,043)
Capital share transactions (Note 3)  ........................   2,824,033,069
                                                                --------------
Net increase in net assets  .................................   2,823,096,255
Net Assets:
Beginning of period (Note 3)   ..............................         100,000
                                                                --------------
End of period   .............................................  $2,823,196,255
                                                                ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Financial Highlights
For the Period January 27, 1997 (Commencement of Operations) to April 30, 1997
================================================================================

Net Asset Value, beginning of period  .......................................    $    1.00
Income from Investment Operations:
 Net investment income ......................................................         .014
 Net realized and unrealized gain (loss) on investments    ..................           --
                                                                                 ---------
 Total from investment operations  ..........................................         .014
Less Distributions:
 Dividends from net investment income    ....................................        (.014)
                                                                                 ---------
Net Asset Value, end of period  .............................................    $    1.00
                                                                                 =========
Total Return  ...............................................................         1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000)   ..........................................   $2,823,196
 Ratio of expenses to average net assets (before waiver)   ..................          .18%(1)
 Ratio of expenses to average net assets (after waiver)    ..................          .17%(1)
 Ratio of net investment income, including realized and unrealized gains and
  losses, to average net assets (before waiver)   ...........................         5.26%(1)
 Ratio of net investment income, including realized and unrealized gains and
  losses, to average net assets (after waiver)    ...........................         5.27%(1)

(1) On an annualized basis
(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
April 30, 1997

=============================================================================================================
                                                                     Interest    Maturity       Value
                  Face Amount                                         Rate*        Date       (Note 1a)
=============================================================================================================
U.S.             $25,000,000   U.S. Treasury Notes .................. 8.50%          07/15/97   $25,156,250
Government &      25,000,000   U.S. Treasury Notes .................. 5.75           09/30/97    25,000,000
Agency            50,000,000   U.S. Treasury Notes .................. 8.75           10/15/97    50,664,065
Issues -- 13.2%   28,000,000   U.S. Treasury Notes .................. 5.63           10/31/97    27,978,126
                  29,500,000   U.S. Treasury Notes .................. 5.25           12/31/97    29,380,156
                 150,000,000   U.S. Treasury Notes .................. 5.00           01/31/98   148,968,751
                  35,000,000   U.S. Treasury Notes .................. 5.88           01/31/99    34,748,437
                  10,000,000   U.S. Treasury Notes .................. 5.88           02/28/99     9,920,313
                  40,000,000   Federal Farm Credit Banks ............ 5.85           10/01/97    40,000,000
                  20,000,000   Federal Farm Credit Banks ............ 5.65           02/03/98    19,943,600
                  25,000,000   Federal Home Loan Banks   ............ 5.99           02/09/98    24,990,000
                  23,500,000   Federal Home Loan Banks   ............ 6.00           09/04/98    23,366,050
                  32,000,000   Federal Home Loan Banks   ............ 6.17           11/06/98    31,904,000
                  44,000,000   Federal Home Loan Mortgage Corp.      .5.73           06/06/97    44,003,473
                   8,000,000   Federal Home Loan Mortgage Corp.      .6.25           02/05/99     7,968,800
                  25,000,000   Federal National Mortgage Assoc.   ... 5.53           10/14/97    24,964,750
                   5,000,000   Federal National Mortgage Assoc.   ... 5.79           10/16/97     4,998,400
                  25,000,000   Federal National Mortgage Assoc.   ... 5.19           01/08/98    24,865,000
                  10,000,000   Federal National Mortgage Assoc.   ... 5.81           11/25/98     9,938,000
                  14,000,000   Federal National Mortgage Assoc.   ... 6.50           04/30/99    13,963,600
                  38,500,000   Student Loan Marketing Assoc.   ...... 5.50           10/24/97    38,438,400
                  13,000,000   Student Loan Marketing Assoc.   ...... 6.02           11/20/98    12,944,100
                  50,000,000   Federal Home Loan Banks D/N  ......... 5.22           10/23/97    48,624,306
                  50,000,000   Federal Home Loan Banks D/N  ......... 5.17           11/17/97    48,419,444
                  23,160,000   Federal National Mortgage Assoc.
                                D/N ................................. 5.26           07/28/97    22,849,193
                  25,950,000   Federal National Mortgage Assoc.
                                D/N ................................. 5.27           07/28/97    25,601,751
------------------------------------------------------------------------------------------------------------
                               Total U.S. Government & Agency
                               Issues (Cost $822,089,952)   .........                           819,598,965
------------------------------------------------------------------------------------------------------------
U.S.              25,000,000   Federal Farm Credit Banks ............ 5.56           02/06/98    24,994,580
Government        80,000,000   Federal Home Loan Banks   ............ 5.55           12/10/97    79,976,412
Agency            50,000,000   Federal Home Loan Banks   ............ 5.56           01/15/98    49,978,491
Issues --          4,000,000   Federal Home Loan Banks   ............ 5.85           01/26/98     3,990,421
Variable          72,000,000   Federal Home Loan Mortgage Corp.      .5.56           04/15/98    71,966,755
Rate -- 18.8%     30,000,000   Federal National Mortgage Assoc.   ... 5.54           05/14/97    29,999,062
                 135,000,000   Federal National Mortgage Assoc.   ... 5.55           05/22/97   134,994,724
                  57,000,000   Federal National Mortgage Assoc.   ... 5.70           06/20/97    57,002,357
                  59,000,000   Federal National Mortgage Assoc.   ... 5.56           08/01/97    58,993,532

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                                     Interest    Maturity       Value
                  Face Amount                                         Rate*        Date       (Note 1a)
=============================================================================================================
U.S.              $50,000,000   Federal National Mortgage Assoc. ... 5.56%         08/22/97 $   49,991,011
Government         33,000,000   Federal National Mortgage Assoc. ... 5.55          09/29/97     32,991,854
Agency             57,000,000   Federal National Mortgage Assoc. ... 5.54          10/20/97     56,976,492
Issues --         100,000,000   Federal National Mortgage Assoc. ... 5.74          01/15/98     99,965,656
Variable           49,000,000   Federal National Mortgage Assoc. ... 5.57          03/26/98     48,974,096
Rate (continued)   60,000,000   Federal National Mortgage Assoc. ... 5.56          03/27/98     59,963,237
                   60,000,000   Federal National Mortgage Assoc. ... 5.60          04/24/98     59,977,487
                   40,000,000   Federal National Mortgage Assoc. ... 5.68          09/22/99     39,830,657
                   15,150,000   Student Loan Marketing Assoc. ...... 5.71          11/20/97     15,158,937
                   18,000,000   Student Loan Marketing Assoc. ...... 5.70          01/27/98     18,013,667
                   60,000,000   Student Loan Marketing Assoc. ...... 5.57          02/05/98     59,978,365
                   50,000,000   Student Loan Marketing Assoc. ...... 5.61          04/21/98     49,988,373
                   59,000,000   Student Loan Marketing Assoc. ...... 5.55          08/20/98     58,943,078
------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency
                                Issues -- Variable Rate
                                (Cost $1,162,649,244)   ............                         1,162,649,244
------------------------------------------------------------------------------------------------------------
Certificates of    25,000,000   Morgan Guaranty Trust Co.  ......... 5.90          09/30/97     24,994,773
Deposit -- 0.8%    25,000,000   Morgan Guaranty Trust Co.  ......... 5.94          03/20/98     24,956,769
------------------------------------------------------------------------------------------------------------
                                Total Certificates of Deposit
                                (Cost $50,011,870)   ...............                            49,951,542
------------------------------------------------------------------------------------------------------------
Yankee             15,000,000   Deutsche Bank AG  .................. 5.63          02/26/98     14,939,030
Certificates of    25,000,000   Landesbank Hessen-Thuringen
Deposit -- 1.9%                  Girozentrale  ..................... 5.78          01/27/98     24,938,611
                   75,000,000   Landesbank Hessen-Thuringen
                                 Girozentrale  ..................... 5.78          01/30/98     74,815,469
------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of
                                Deposit (Cost $114,968,363)   ......                           114,693,110
------------------------------------------------------------------------------------------------------------
Time               71,800,000   Chase Manhattan Bank N.A.  ......... 5.63          05/01/97     71,800,000
Deposits --       120,000,000   Citibank N.A.  ..................... 5.65          05/01/97    120,000,000
10.5%             150,000,000   Deutsche Bank AG  .................. 5.65          05/01/97    150,000,000
                  150,000,000   First Union National Bank of North
                                 Carolina   ........................ 5.66          05/01/97    150,000,000
                  160,000,000   Morgan Guaranty Trust Co.  ......... 5.69          05/01/97    160,000,000
------------------------------------------------------------------------------------------------------------
                                Total Time Deposits
                                (Cost $651,800,000)  ...............                           651,800,000
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

===========================================================================================================
                                                                    Interest    Maturity      Value
                  Face Amount                                        Rate*        Date      (Note 1a)
===========================================================================================================
Bank Notes --     $35,000,000   Barclays Bank PLC   ............... 5.65%         04/16/98   $34,983,588
Variable           25,000,000   KeyBank National Association ...... 5.59          07/22/97    24,995,619
Rate -- 2.7%       22,000,000   KeyBank National Association ...... 5.42          08/21/97    21,996,047
                   26,000,000   KeyBank National Association ...... 5.57          05/06/98    25,987,364
                   50,000,000   Morgan Guaranty Trust Co.    ...... 5.62          02/19/98    49,978,593
                    8,000,000   United States National Bank of
                                 Oregon ........................... 5.67          04/14/98     7,995,897
------------------------------------------------------------------------------------------------------------
                                Total Bank Notes -- Variable Rate
                                (Cost $165,937,108) ...............                          165,937,108
------------------------------------------------------------------------------------------------------------
Corporate          15,000,000   Abbey National Treasury Services
Notes -- 2.0%                    PLC .............................. 5.50          11/21/97    14,955,000
                   50,000,000   Abbey National Treasury Services
                                 PLC .............................. 5.76          02/11/98    49,865,000
                    5,000,000   Abbey National Treasury Services
                                 PLC .............................. 5.93          03/25/98     4,992,000
                   30,000,000   International Business Machines
                                 Corp.  ........................... 5.67          01/28/98    29,901,000
                   25,000,000   NBD Bank, N.A. Detroit ............ 5.79          01/30/98    24,917,380
------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes
                                (Cost $124,946,025) ...............                          124,630,380
------------------------------------------------------------------------------------------------------------
Corporate          50,000,000   Abbey National Treasury Services
Notes --                         PLC .............................. 5.61          02/10/98    49,973,573
Variable           50,000,000   Abbey National Treasury Services
Rate -- 6.9%                     PLC .............................. 5.59          02/25/98    49,968,208
                   60,000,000   Abbey National Treasury Services
                                 PLC .............................. 5.65          04/15/98    59,972,233
                   25,000,000   Chrysler Financial Corp.  ......... 5.81          07/31/97    25,017,168
                  175,000,000   CIT Group Holdings Inc.   ......... 5.61          10/27/97   174,940,252
                   34,000,000   First Bank System, Inc.   ......... 5.67          12/17/97    34,000,000
                   35,000,000   Morgan Stanley Group Inc.    ...... 5.97          02/23/98    35,031,952
------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes -- Variable
                                Rate (Cost $428,903,386)  .........                          428,903,386
------------------------------------------------------------------------------------------------------------
Master Notes --   225,100,000   Goldman Sachs Group L.P.  ......... 5.51          07/03/97   225,100,000
Variable           50,000,000   Goldman Sachs Group L.P.  ......... 5.59          08/01/97    50,000,000
Rate -- 4.4%
------------------------------------------------------------------------------------------------------------
                                Total Master Notes -- Variable
                                Rate (Cost $275,100,000)  .........                          275,100,000
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

============================================================================================================
                                                                     Interest    Maturity      Value
                Face Amount                                           Rate*        Date      (Note 1a)
============================================================================================================
Commercial     $19,676,000    Allomon Funding Corp.  ............... 5.62%       07/02/97   $ 19,483,525
Paper -- 37.2%  25,000,000    American Honda Finance Corp.    ...... 5.65        07/21/97     24,680,500
                20,000,000    Atlantic Asset Securitization Corp.    5.57        05/09/97     19,975,244
                 8,491,000    Atlantic Asset Securitization Corp.    5.55        05/09/97      8,480,528
                15,817,000    Atlantic Asset Securitization Corp.    5.55        05/15/97     15,782,862
                25,000,000    Bank of Scotland ..................... 5.31        05/12/97     24,959,437
                15,000,000    Bear Stearns Companies Inc.  ......... 5.65        07/22/97     14,805,933
                18,000,000    Chrysler Financial Corp.  ............ 5.57        05/21/97     17,944,300
                25,000,000    Clipper Receivables Corp.    ......... 5.62        05/06/97     24,980,486
                15,000,000    Columbia/HCA Healthcare Corp.   ...... 5.58        05/27/97     14,939,550
                20,000,000    Columbia/HCA Healthcare Corp.   ...... 5.58        05/28/97     19,916,300
                50,000,000    Corporate Receivables Corp.  ......... 5.65        07/08/97     49,463,555
                40,000,000    Corporate Receivables Corp.  ......... 5.65        07/14/97     39,532,978
                29,000,000    Countrywide Home Loans, Inc.    ...... 5.62        05/07/97     28,972,837
                36,166,000    Countrywide Home Loans, Inc.    ...... 5.62        05/13/97     36,098,249
                12,834,000    Countrywide Home Loans, Inc.    ...... 5.53        05/14/97     12,808,371
                40,000,000    CXC Inc.   ........................... 5.62        05/05/97     39,975,022
                30,950,000    CXC Inc.   ........................... 5.70        07/25/97     30,534,926
                25,000,000    Eureka Securitization Inc.   ......... 5.62        05/09/97     24,968,778
                46,394,000    Falcon Asset Securitization Corp.  ... 5.32        05/12/97     46,318,584
                25,000,000    Finova Capital Corp.   ............... 5.30        05/15/97     24,948,472
                33,000,000    Finova Capital Corp.   ............... 5.30        05/16/97     32,927,125
                60,000,000    Finova Capital Corp.   ............... 5.30        05/21/97     59,823,333
                50,000,000    Finova Capital Corp.   ............... 5.29        05/23/97     49,838,361
                46,000,000    Finova Capital Corp.   ............... 5.30        05/27/97     45,823,922
                25,000,000    Finova Capital Corp.   ............... 5.30        06/24/97     24,801,250
                10,000,000    Finova Capital Corp.   ............... 5.46        07/15/97      9,881,667
                16,000,000    First Data Corp.    .................. 5.64        07/15/97     15,810,667
               100,000,000    General Electric Capital Corp.  ...... 5.31        05/08/97     99,896,750
                75,000,000    General Motors Acceptance Corp.    ... 5.48        07/09/97     74,183,500
                50,000,000    General Motors Acceptance Corp.    ... 5.43        07/29/97     49,297,889
                50,000,000    General Motors Acceptance Corp.    ... 5.38        08/04/97     49,247,917
                50,000,000    General Motors Acceptance Corp.    ... 5.34        08/12/97     49,184,583
                50,000,000    General Motors Acceptance Corp.    ... 5.32        08/13/97     49,176,667
                20,000,000    General Motors Acceptance Corp.    ... 5.33        08/19/97     19,651,667
                25,000,000    Goldman Sachs Group L.P.  ............ 5.30        05/01/97     25,000,000
                62,238,000    Greenwich Funding Corp.   ............ 5.53        05/06/97     62,190,198
                 8,000,000    Industrial Bank of Korea  ............ 5.62        05/05/97      7,995,004
                22,000,000    Industrial Bank of Korea  ............ 5.36        05/12/97     21,963,969

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

============================================================================================================
                                                                  Interest    Maturity       Value
             Face Amount                                           Rate*        Date       (Note 1a)
============================================================================================================
Commercial  $15,000,000    Industrial Bank of Korea  ............ 5.38%       05/12/97   $   14,975,342
Paper         5,000,000    Industrial Bank of Korea  ............ 5.40        05/15/97        4,989,500
(continued)   9,510,000    International Securitization Corp.     5.43        05/27/97        9,472,705
            100,000,000    International Securitization Corp. ... 5.55        05/30/97       99,552,917
             17,336,000    International Securitization Corp. ... 5.62        06/17/97       17,208,802
             30,000,000    Kingdom of Sweden   .................. 5.30        08/28/97       29,434,750
             25,000,000    Korea Development Bank ............... 5.37        05/06/97       24,981,354
             25,000,000    Korea Development Bank ............... 5.36        05/07/97       24,977,667
             93,000,000    Korea Development Bank ............... 5.58        05/08/97       92,899,095
             45,000,000    Lehman Brothers Holdings Inc.   ...... 5.67        05/05/97       44,971,650
             55,000,000    Lehman Brothers Holdings Inc.   ...... 5.65        05/07/97       54,948,208
             54,188,000    Mont Blanc Capital Corp.  ............ 5.54        05/21/97       54,021,221
             25,000,000    Monte Rosa Capital Corp.  ............ 5.57        05/06/97       24,980,660
             78,322,000    Monte Rosa Capital Corp.  ............ 5.53        05/15/97       78,153,564
             75,000,000    Morgan Stanley Group Inc. ............ 5.70        05/01/97       75,000,000
             50,000,000    Morgan Stanley Group Inc. ............ 5.31        05/16/97       49,889,375
             15,000,000    Nomura Holding America Inc.  ......... 5.39        05/16/97       14,966,312
             34,943,000    Old Line Funding Corp. ............... 5.59        05/05/97       34,921,297
             30,000,000    Old Line Funding Corp. ............... 5.62        05/08/97       29,967,217
             13,635,000    Old Line Funding Corp. ............... 5.33        05/13/97       13,610,775
             48,367,000    Old Line Funding Corp. ............... 5.58        05/14/97       48,269,541
             12,755,000    Old Line Funding Corp. ............... 5.60        05/15/97       12,727,222
             40,000,000    Preferred Receivables Funding
                            Corp.  .............................. 5.65        07/25/97       39,463,556
             32,100,000    RTZ America Inc. ..................... 5.30        05/02/97       32,095,274
             25,151,000    Windmill Funding Corp. ............... 5.28        05/05/97       25,136,245
             43,353,000    Windmill Funding Corp. ............... 5.57        05/20/97       43,225,554
             25,000,000    Windmill Funding Corp. ............... 5.68        07/28/97       24,652,889
------------------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (Cost $2,306,045,473)  ...............                         2,305,757,598
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund

Schedule of Investments -- Continued
April 30, 1997


============================================================================================================
                                                                   Interest    Maturity        Value
                  Face Amount                                       Rate*        Date        (Note 1a)
============================================================================================================
Repurchase       $100,000,000   Fuji Securities, Inc.
Agreements**--                  purchased on 04/30/97 ............    5.55%      05/01/97  $  100,000,000
1.6%
------------------------------------------------------------------------------------------------------------
                                Total Repurchase Agreements
                                (Cost $100,000,000)   ............                            100,000,000
------------------------------------------------------------------------------------------------------------
                                Total Investments -- 100.0%
                                (Cost $6,202,451,421) ............                          6,199,021,333
------------------------------------------------------------------------------------------------------------
                                Liabilities in Excess of Other
                                Assets -- (0.0%)   ...............                             (1,143,394)
------------------------------------------------------------------------------------------------------------
                                Net Assets -- Equivalent to $1.00
                                Per Share on 6,201,308,027 Shares
                                of Beneficial Interest
                                Outstanding -- 100.0%    .........                         $6,197,877,939
============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, net unrealized depreciation amounted to $3,430,088 and is comprised of $24,391 in appreciation and $3,454,479 in depreciation.


* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1997. For variable instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund

Statement of Assets and Liabilities
April 30, 1997

====================================================================================================
Assets:
Total investments at value (identified cost $6,202,451,421) (Note 1a)   .........   $6,199,021,333
Cash  ...........................................................................        5,612,215
Interest receivable  ............................................................       22,916,889
Prepaid expenses  ...............................................................          377,568
                                                                                    ---------------
   Total assets   ...............................................................    6,227,928,005
                                                                                    ---------------
Liabilities:
Advisory fee payable (Note 2)    ................................................        1,070,582
Payable for investments purchased   .............................................       25,987,364
Dividends payable    ............................................................        2,699,298
Accrued expenses  ...............................................................          292,822
                                                                                    ---------------
   Total liabilities    .........................................................       30,050,066
                                                                                    ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 6,201,308,027 shares of beneficial interest outstanding)   ..................   $6,197,877,939
                                                                                    ===============

--------------------------------------------------------------------------------


Merrill Lynch Institutional Fund

Statement of Operations
For the Year Ended April 30, 1997

====================================================================================================
Investment Income:
Interest and discount earned (Note 1d)  ....................................$398,767,235
                                                                            -------------
Expenses:
Investment advisory fee (Note 2)  .....................    $24,155,920
Registration fees  ....................................      1,573,602
Dividend and transfer agency fees .....................        966,439
Accounting and custodian services .....................        513,259
Legal and audit fees  .................................        146,857
Printing and shareholder reports  .....................        118,433
Trustees' fees (Note 5)  ..............................         85,709
Insurance .............................................         40,274
Miscellaneous   .......................................         38,356
                                                           -----------
     Total expenses   .................................     27,638,849
Waived investment advisory fee (Note 2)    ............     (9,522,140)       18,116,709
                                                           -----------      -------------
     Net investment income  ................................................ 380,650,526
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions   ......        874,595
Net unrealized appreciation of investments    .........      2,606,218
                                                           -----------
   Net realized and unrealized gain from investments   .....................   3,480,813
                                                                            -------------
Net Increase in Net Assets Resulting From Operations   .....................$384,131,339
                                                                            =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statements of Changes in Net Assets

                                                                             Year Ended April 30,
                                                                           ------------------------
                                                                           1997               1996
====================================================================================================
Increase (Decrease) in Net Assets:

Operations:
Net investment income   ..........................................   $  380,650,526     $  445,376,961
Net realized gain from investment transactions  ..................          874,595          2,709,598
Net unrealized appreciation (depreciation) of investments   ......        2,606,218         (6,134,973)
                                                                     ---------------     --------------
Net increase in net assets resulting from operations  ............      384,131,339        441,951,586
Total declared as dividends to shareholders (Note 4)  ............     (381,525,121)      (448,086,559)
Capital share transactions (Note 3)    ...........................   (1,419,854,155)     1,041,174,836
                                                                     ---------------     --------------
Net increase (decrease) in net assets  ...........................   (1,417,247,937)     1,035,039,863

Net Assets:
Beginning of year    .............................................    7,615,125,876      6,580,086,013
                                                                     ---------------     --------------
End of year    ...................................................   $6,197,877,939     $7,615,125,876
                                                                     ===============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights

                                                                       Year Ended April 30,
                                                 --------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
================================================================================================================
Net Asset Value, beginning of year ............    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
Income from Investment Operations:
 Net investment income ........................         .052         .056         .050         .031       .033
 Net realized and unrealized gain on
  investments .................................           --           --           --           --       .001
                                                   ---------    ---------    ---------    ---------   ---------
 Total from investment operations  ............         .052         .056         .050         .031       .034
Less Distributions:
 Dividends from net investment income .........        (.052)       (.056)       (.050)       (.031)     (.034)
                                                   ---------    ---------    ---------    ---------   ---------
Net Asset Value, end of year ..................    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
                                                   =========    =========    =========    =========   =========
Total Return  .................................         5.34%        5.81%        5.11%        3.20%      3.46%
Ratios/Supplemental Data:
 Net Assets, end of year (000)  ...............   $6,197,878   $7,615,126   $6,580,086   $3,775,121 $4,712,639
 Ratio of expenses to average net assets
  (before waiver)   ...........................          .38%         .37%         .37%         .37%       .38%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .25%         .24%         .24%         .24%       .26%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)  .........         5.12%        5.42%        5.00%        2.91%      3.29%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)   .........         5.25%        5.55%        5.13%        3.04%      3.41%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 1997

========================================================================================================
                                                                    Interest   Maturity      Value
                 Face Amount                                          Rate*      Date      (Note 1a)
========================================================================================================
U.S.             $40,000,000   U.S. Treasury Notes  ............... 5.63%        10/31/97 $ 39,968,752
Government        50,000,000   U.S. Treasury Strips ............... 5.28         08/15/97   49,225,000
& Agency          50,000,000   Federal Farm Credit Banks  ......... 5.55         05/02/97   50,000,087
Issues -- 47.7%   10,000,000   Federal Farm Credit Banks  ......... 5.85         10/01/97   10,000,000
                  12,500,000   Federal Home Loan Banks ............ 5.77         11/05/97   12,486,250
                  10,000,000   Federal Home Loan Banks ............ 5.80         01/23/98    9,979,000
                  15,000,000   Federal Home Loan Banks ............ 5.71         06/19/98   14,926,500
                  25,000,000   Federal Home Loan Mortgage Corp.    .5.84         04/08/98   24,937,500
                  57,000,000   Federal National Mortgage Assoc. ... 9.20         06/10/97   57,236,686
                  20,000,000   Federal National Mortgage Assoc. ... 5.53         10/14/97   19,971,800
                  25,000,000   Federal Farm Credit Banks D/N ...... 5.30         11/05/97   24,257,139
                  10,145,000   Federal Farm Credit Banks D/N ...... 5.29         11/18/97    9,822,702
                  22,640,000   Federal Farm Credit Banks D/N ...... 5.29         11/21/97   21,910,011
                  12,000,000   Federal Home Loan Banks D/N   ...... 5.30         05/07/97   11,989,400
                   6,000,000   Federal Home Loan Banks D/N   ...... 5.36         05/30/97    5,974,093
                   8,500,000   Federal Home Loan Banks D/N   ...... 5.26         06/27/97    8,429,209
                  25,000,000   Federal Home Loan Banks D/N   ...... 5.26         06/30/97   24,773,333
                  30,000,000   Federal Home Loan Banks D/N   ...... 5.23         07/10/97   29,679,750
                  25,000,000   Federal Home Loan Banks D/N   ...... 5.54         08/29/97   24,535,833
                  13,250,000   Federal Home Loan Banks D/N   ...... 5.31         09/04/97   12,990,300
                  47,250,000   Federal Home Loan Banks D/N   ...... 5.31         09/12/97   46,265,100
                  12,890,000   Federal Home Loan Banks D/N   ...... 5.25         09/30/97   12,585,223
                  20,000,000   Federal Home Loan Banks D/N   ...... 5.61         11/03/97   19,412,034
                   3,785,000   Federal Home Loan Banks D/N   ...... 5.34         12/11/97    3,650,759
                   6,250,000   Federal Home Loan Banks D/N   ...... 5.23         02/09/98    5,967,479
                  41,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.24         05/12/97   40,934,417
                  15,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.29         06/06/97   14,920,650
                  32,152,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.44         06/23/97   31,894,498
                  21,259,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.45         06/30/97   21,066,252
                  27,391,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.44         06/30/97   27,142,655
                  47,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.51         07/11/97   46,491,108
                  62,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.54         07/25/97   61,196,325

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1997

========================================================================================================
                                                                    Interest  Maturity      Value
               Face Amount                                           Rate*      Date      (Note 1a)
========================================================================================================
U.S.           $50,000,000   Federal Home Loan Mortgage Corp.
Government                    D/N    .............................. 5.54%     07/28/97     $49,329,000
& Agency        50,000,000   Federal National Mortgage Assoc. D/N   5.29      06/05/97      49,743,090
Issues          25,000,000   Federal National Mortgage Assoc. D/N   5.30      06/06/97      24,867,500
(continued)     25,000,000   Federal National Mortgage Assoc. D/N   5.31      09/15/97      24,467,222
                 4,000,000   Federal National Mortgage Assoc. D/N   5.59      10/14/97       3,895,605
                 5,000,000   Federal National Mortgage Assoc. D/N   5.34      12/18/97       4,817,125
                10,770,000   Federal National Mortgage Assoc. D/N   5.33      12/22/97      10,369,266
--------------------------------------------------------------------------------------------------------
                             Total U.S. Government & Agency Issues
                             (Cost $962,527,521) ..................                        962,108,653
--------------------------------------------------------------------------------------------------------
U.S.            50,000,000   Federal Farm Credit Banks ............ 5.49      05/22/97      49,996,357
Government      30,000,000   Federal Farm Credit Banks ............ 5.49      10/02/97      29,992,399
Agency          60,000,000   Federal Farm Credit Banks ............ 5.55      02/20/98      59,971,554
Issues --       40,000,000   Federal Home Loan Banks   ............ 5.55      12/10/97      39,988,206
Variable        50,000,000   Federal Home Loan Banks   ............ 5.85      01/26/98      49,989,060
Rate -- 31.6%   45,000,000   Federal Home Loan Mortgage Corp.       5.55      07/03/97      44,994,683
                40,000,000   Federal Home Loan Mortgage Corp.       5.58      04/15/98      39,981,531
                 3,000,000   Federal Home Loan Mortgage Corp.       6.00      05/13/98       3,000,000
                25,000,000   Federal National Mortgage Assoc.   ... 5.56      05/01/97      25,000,000
                 8,000,000   Federal National Mortgage Assoc.   ... 5.54      05/14/97       7,999,750
                31,000,000   Federal National Mortgage Assoc.   ... 5.95      05/19/97      31,002,440
                20,000,000   Federal National Mortgage Assoc.   ... 5.54      07/16/97      19,997,184
                20,000,000   Federal National Mortgage Assoc.   ... 5.56      08/01/97      19,998,904
                10,000,000   Federal National Mortgage Assoc.   ... 5.55      09/03/97       9,997,496
                 8,000,000   Federal National Mortgage Assoc.   ... 5.55      09/09/97       7,998,042
                 9,000,000   Federal National Mortgage Assoc.   ... 5.55      09/29/97       8,997,778
                14,000,000   Federal National Mortgage Assoc.   ... 5.60      04/24/98      13,994,747
                13,000,000   Federal National Mortgage Assoc.   ... 6.00      05/14/98      13,000,000
                20,000,000   Student Loan Marketing Assoc.   ...... 5.51      05/08/97      20,000,000
                75,000,000   Student Loan Marketing Assoc.   ...... 5.54      08/21/97      74,998,451
                67,000,000   Student Loan Marketing Assoc.   ...... 5.61      04/21/98      66,984,420
--------------------------------------------------------------------------------------------------------
                             Total U.S. Government Agency
                             Issues -- Variable Rate
                             (Cost $637,883,002) ..................                        637,883,002
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Schedule of Investments -- Continued
April 30, 1997

============================================================================================================
                                                                     Interest  Maturity       Value
                 Face Amount                                          Rate*      Date       (Note 1a)
============================================================================================================
Repurchase       $90,000,000   Donaldson, Lufkin & Jenrette Securi-
Agreements**--                 ties Corp., purchased on 04/30/97 ... 5.35%     05/01/97     $   90,000,000
20.1%             60,527,000   Goldman Sachs & Co., purchased on
                               04/30/97  ........................... 5.20      05/01/97         60,527,000
                  90,000,000   HSBC Securities Inc., purchased on
                               04/30/97  ........................... 5.45      05/01/97         90,000,000
                  90,000,000   Smith Barney Inc., purchased on
                               04/30/97  ........................... 5.30      05/01/97         90,000,000
                  75,000,000   SBC Warburg, Inc., purchased on
                               04/30/97  ........................... 5.30      05/01/97         75,000,000
------------------------------------------------------------------------------------------------------------
                               Repurchase Agreements
                               (Cost $405,527,000)   ...............                           405,527,000
------------------------------------------------------------------------------------------------------------
                               Total Investments -- 99.4%
                               (Cost $2,005,937,523) ...............                         2,005,518,655
------------------------------------------------------------------------------------------------------------
                               Other Assets Less
                               Liabilities -- 0.6%   ...............                            11,880,292
------------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 2,017,817,815 Shares
                               of Beneficial Interest
                               Outstanding -- 100.0%    ............                        $2,017,398,947
============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, unrealized depreciation amounted to $418,868 and is comprised of $27,505 of appreciation and $446,373 in depreciation.


* U.S. Treasury Notes and Repurchase Agreements bear interest payable at fixed dates or upon maturity. U.S. Treasury Strips are purchased on a discount basis; the interest rate shown represents the yield at the time of purchase by the Fund. U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1997. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.


** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.


D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Statement of Assets and Liabilities
April 30, 1997

==============================================================================================================
Assets:
Investments in securities subject to repurchase agreements   ............   $ 405,527,000
Investments in other marketable securities    ...........................   1,599,991,655
                                                                            --------------
   Total investments at value (identified cost $2,005,937,523) (Note 1a)                     $2,005,518,655
Cash   ..................................................................                         3,709,619
Interest receivable   ...................................................                         8,857,367
Prepaid expenses   ......................................................                             3,984
                                                                                             ----------------
   Total assets    ......................................................                     2,018,089,625
                                                                                             ----------------
Liabilities:
Advisory fee payable (Note 2)  ..........................................                           335,376
Dividends payable  ......................................................                           224,053
Accrued expenses   ......................................................                           131,249
                                                                                             ----------------
   Total liabilities  ...................................................                           690,678
                                                                                             ----------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 2,017,817,815 shares of beneficial interest outstanding)  ..................$2,017,398,947
                                                                                             ================

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Statement of Operations
April 30, 1997

==============================================================================================================
Investment Income:
Interest and discount earned (Note 1d)  ....................................$102,019,279
                                                                            ------------
 Expenses:
Investment advisory fee (Note 2)  .....................    $ 6,007,440
Registration fees  ....................................        378,083
Dividend and transfer agency fees    ..................        305,213
Accounting and custodian services    ..................        208,519
Legal and audit fees  .................................         76,006
Printing and shareholder reports  .....................         30,278
Trustees' fees (Note 5)  ..............................         22,322
Insurance    ..........................................          8,590
Miscellaneous   .......................................          9,080
                                                           -----------
     Total expenses   .................................      7,045,531
Waived investment advisory fee (Note 2)    ............     (2,261,521)        4,784,010
                                                           -----------      ------------
     Net investment income  ................................................  97,235,269
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions   ......        199,811
Net unrealized depreciation of investments    .........       (227,150)
                                                           -----------
   Net realized and unrealized loss from investments   .....................     (27,339)
                                                                            ------------
Net Increase in Net Assets Resulting From Operations   .....................$ 97,207,930
                                                                            ============



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statements of Changes in Net Assets

                                                                      Year Ended April 30,
                                                              ------------------------------------
                                                                      1997               1996
====================================================================================================
Increase in Net Assets:

Operations:
Net investment income    ....................................  $   97,235,269     $   92,115,643
Net realized gain from investment transactions   ............         199,811            318,832
Net unrealized depreciation of investments    ...............        (227,150)          (230,159)
                                                                --------------     --------------
Net increase in net assets resulting from operations   ......      97,207,930         92,204,316
Total declared as dividends to shareholders (Note 4)   ......     (97,435,080)       (92,434,475)
Capital share transactions (Note 3)  ........................     374,001,437         42,769,813
                                                                --------------     --------------
Net increase in net assets  .................................     373,774,287         42,539,654

Net Assets:
Beginning of year  ..........................................   1,643,624,660      1,601,085,006
                                                                --------------     --------------
End of year  ................................................  $2,017,398,947     $1,643,624,660
                                                                ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights

                                                                       Year Ended April 30,
                                                  -------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
=================================================================================================================
Net Asset Value, beginning of year    .........    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
Income from Investment Operations:
 Net investment income    .....................         .052         .055         .049         .030       .030
 Net realized and unrealized gain (loss) on
  investments    ..............................           --           --           --           --       .001
                                                   ---------    ---------    ---------    ---------   ---------
 Total from investment operations  ............         .052         .055         .049         .030       .031
Less Distributions:
 Dividends from net investment income .........        (.052)       (.055)       (.049)       (.030)     (.031)
                                                   ---------    ---------    ---------    ---------   ---------
Net Asset Value, end of year ..................    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
                                                   =========    =========    =========    =========   =========
Total Return  .................................         5.31%        5.67%        4.99%        3.06%      3.19%
Ratios/Supplemental Data:
 Net Assets, end of year (000)  ...............   $2,017,399   $1,643,625   $1,601,085   $1,533,478 $1,355,044
 Ratio of expenses to average net assets
  (before waiver)   ...........................          .38%         .38%         .37%         .38%       .39%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .26%         .26%         .24%         .32%        --
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)  .........         5.07%        5.37%        4.82%        2.83%      3.19%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)   .........         5.19%        5.49%        4.95%        2.89%        --

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 1997

========================================================================================================
                                                                 Interest     Maturity       Value
                   Face Amount                                    Rate*        Date        (Note 1a)
========================================================================================================
U.S.                $3,812,000     U.S. Treasury Bills  ......   5.00%        05/15/97     $3,804,595
Government           2,002,000     U.S. Treasury Bills  ......   4.95         05/22/97      1,996,219
Issues -- 98.8%      5,854,000     U.S. Treasury Bills  ......   5.18         05/22/97      5,836,311
                     1,917,000     U.S. Treasury Bills  ......   5.02         05/29/97      1,909,515
                     1,754,000     U.S. Treasury Bills  ......   4.98         05/29/97      1,747,206
                    15,900,000     U.S. Treasury Bills  ......   5.01         05/29/97     15,838,105
                     3,231,000     U.S. Treasury Bills  ......   5.07         05/29/97      3,218,259
                     2,631,000     U.S. Treasury Bills  ......   5.06         05/29/97      2,620,656
                    10,277,000     U.S. Treasury Bills  ......   5.10         05/29/97     10,236,235
                     1,813,000     U.S. Treasury Bills  ......   5.13         05/29/97      1,805,766
                    20,000,000     U.S. Treasury Bills  ......   5.06         06/05/97     19,901,611
                     9,000,000     U.S. Treasury Bills  ......   5.19         06/05/97      8,954,588
                    20,000,000     U.S. Treasury Bills  ......   5.17         06/05/97     19,899,472
                    10,381,000     U.S. Treasury Bills  ......   5.15         06/05/97     10,329,023
                    10,568,000     U.S. Treasury Bills  ......   5.09         06/05/97     10,515,703
                    25,000,000     U.S. Treasury Bills  ......   5.09         06/12/97     24,851,688
                     1,508,000     U.S. Treasury Bills  ......   5.12         06/12/97      1,499,001
                    10,749,000     U.S. Treasury Bills  ......   5.11         06/12/97     10,684,918
                    13,930,000     U.S. Treasury Bills  ......   5.15         06/12/97     13,846,304
                     5,994,000     U.S. Treasury Bills  ......   5.13         06/12/97      5,958,147
                    14,000,000     U.S. Treasury Bills  ......   5.03         06/12/97     13,917,843
                    21,000,000     U.S. Treasury Bills  ......   5.12         06/19/97     20,853,653
                    15,000,000     U.S. Treasury Bills  ......   5.14         06/19/97     14,895,160
                     5,572,000     U.S. Treasury Bills  ......   5.07         06/19/97      5,533,549
                    10,000,000     U.S. Treasury Bills  ......   5.19         07/24/97      9,881,933
                    10,000,000     U.S. Treasury Bills  ......   5.20         07/24/97      9,881,933
                    10,000,000     U.S. Treasury Bills  ......   5.29         08/14/97      9,847,896
                     9,959,000     U.S. Treasury Bills  ......   5.24         08/14/97      9,807,520
                     5,437,000     U.S. Treasury Bills  ......   5.26         08/14/97      5,354,301
                     2,980,000     U.S. Treasury Bills  ......   5.17         08/14/97      2,934,673
                    15,132,000     U.S. Treasury Bills  ......   5.32         08/21/97     14,885,786
                     5,015,000     U.S. Treasury Bills  ......   5.22         08/21/97      4,933,400
                    53,000,000     U.S. Treasury Notes  ......   6.50         05/15/97     53,023,609
                    26,000,000     U.S. Treasury Notes  ......   8.50         05/15/97     26,031,566
                    40,000,000     U.S. Treasury Notes  ......   6.38         06/30/97     40,068,752

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund

Schedule of Investments--Continued
April 30, 1997

===========================================================================================================
                                                                    Interest    Maturity       Value
               Face Amount                                          Rate*        Date        (Note 1a)
===========================================================================================================
U.S.           50,000,000      U.S. Treasury Notes   ............   5.63%       06/30/97     $ 50,023,440
Government     45,000,000      U.S. Treasury Notes   ............   8.50        07/15/97       45,281,250
Issues         71,500,000      U.S. Treasury Notes   ............   5.88        07/31/97       71,578,206
(continued)    20,000,000      U.S. Treasury Notes   ............   6.50        08/15/97       20,056,250
-----------------------------------------------------------------------------------------------------------
                               Total Investments -- 98.8%
                               (Cost $604,190,368)   ............                            $604,244,042
-----------------------------------------------------------------------------------------------------------
                               Other Assets Less
                               Liabilities -- 1.2%   ............                               7,599,816
-----------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 611,790,184 Shares
                               of Beneficial Interest
                               Outstanding -- 100.0%    .........                            $611,843,858
===========================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, net unrealized appreciation amounted to $53,674 and is comprised of $55,998 in appreciation and $2,324 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund

Statement of Assets and Liabilities
April 30, 1997

======================================================================================================
Assets:
Total investments at value (identified cost $604,190,368) (Note 1a)   ...............   $604,244,042
Cash   ..............................................................................        950,811
Interest receivable   ...............................................................      6,834,954
Prepaid expenses   ..................................................................          1,258
                                                                                        -------------
   Total assets    ..................................................................    612,031,065
                                                                                        -------------
Liabilities:
Advisory fee payable (Note 2)  ......................................................         99,097
Accrued expenses   ..................................................................         45,138
Dividends payable  ..................................................................         42,972
                                                                                        -------------
   Total liabilities  ...............................................................        187,207
                                                                                        -------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 611,790,184 shares of beneficial interest outstanding)   ...........................   $611,843,858
                                                                                        =============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund

Statement of Operations
April 30, 1997

=====================================================================================
Investment Income:
Interest and discount earned (Note 1d)  .................................$29,856,444
                                                                         ------------
Expenses:
Investment advisory fee (Note 2)  .....................   $1,991,236
Registration fees  ....................................      159,647
Dividend and transfer agency fees    ..................      109,028
Accounting and custodian services    ..................       88,639
Legal and audit fees  .................................       14,708
Printing and shareholder reports  .....................        8,409
Trustees' fees (Note 5)  ..............................        6,616
Insurance    ..........................................        2,706
Miscellaneous   .......................................        3,452
                                                          -----------
     Total expenses   .................................    2,384,441
Waived investment advisory fee (Note 2)    ............     (846,551)      1,537,890
                                                          -----------    ------------
     Net investment income  ............................................. 28,318,554
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions   ......      209,801
Net unrealized appreciation of investments    .........       63,853
                                                          -----------
   Net realized and unrealized gain from investments   ..................    273,654
                                                                         ------------
Net Increase in Net Assets Resulting From Operations   ..................$28,592,208
                                                                         ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statements of Changes in Net Assets

                                                                       Year Ended April 30,
                                                                --------------------------------
                                                                    1997               1996
======================================================================================================
Increase in Net Assets:

Operations:
Net investment income    ....................................    $ 28,318,554       $ 26,646,144
Net realized gain from investment transactions   ............         209,801            221,477
Net unrealized appreciation of investments    ...............          63,853             10,300
                                                                 ------------       ------------
Net increase in net assets resulting from operations   ......      28,592,208         26,877,921
Total declared as dividends to shareholders (Note 4)   ......     (28,528,355)       (26,867,621)
Capital share transactions (Note 3)  ........................      97,656,523        171,268,720
                                                                 ------------       ------------
Net increase in net assets  .................................      97,720,376        171,279,020

Net Assets:
Beginning of year  ..........................................     514,123,482        342,844,462
                                                                 ------------       ------------
End of year  ................................................    $611,843,858       $514,123,482
                                                                 ============       ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights

                                                                     Year Ended April 30,
                                                  ----------------------------------------------------------
                                                     1997        1996        1995        1994        1993
=============================================================================================================
Net Asset Value, beginning of year ............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
Income from Investment Operations:
 Net investment income    .....................       .049        .052        .045        .027        .028
 Net realized and unrealized gain
  on investments    ...........................         --          --          --          --        .001
                                                   -------     -------     -------     -------     -------
 Total from investment operations  ............       .049        .052        .045        .027        .029
Less Distributions:
 Dividends from net investment income    ......      (.049)      (.052)      (.045)      (.027)      (.029)
                                                   -------     -------     -------     -------     -------
Net Asset Value, end of year    ...............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======     =======     =======     =======     =======
Total Return  .................................       5.08%       5.37%       4.68%       2.82%       2.97%
Ratios/Supplemental Data:
 Net Assets, end of year (000)  ...............   $611,844    $514,123    $342,844    $266,953    $359,318
 Ratio of expenses to average net assets
  (before waiver)   ...........................        .42%        .41%        .44%        .45%        .45%
 Ratio of expenses to average net assets
  (after waiver)    ...........................        .27%        .26%        .29%        .39%         --
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)  .........       4.85%       5.09%       4.58%       2.67%       2.93%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)   .........       5.00%       5.24%       4.73%       2.73%         --

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 1997

======================================================================================================
                                                                                          Value
              Face Amount                             Issue                             (Note 1a)
======================================================================================================
Alabama --      $3,200,000  Birmingham, Alabama Medical Clinic Board Revenue
2.1%                         (University of Alabama Health Services Project) DDN
                             3.85% due 12/01/2026 (a) ................................ $  3,200,000
                17,700,000  McIntosh, Alabama IDB PCR (CIBA-Geigy Corp. Project)
                             DDN 4.00% due 07/01/2004 (a)   ..........................   17,700,000
------------------------------------------------------------------------------------------------------
Alaska --                   Valdez, Alaska Marine Terminal Revenue (Arco Trans-
1.4%                         portation Project) CP:
                10,000,000   3.55% due 05/09/1997 ....................................   10,000,000
                 3,900,000   3.70% due 08/01/1997 ....................................    3,900,000
------------------------------------------------------------------------------------------------------
Arizona --      13,000,000  Maricopa County, Arizona PCR (El Paso Electric Co.
2.6%                         Project) VRDN 4.65% due 07/01/2014 (a)  .................   13,000,000
                 2,100,000  Maricopa County, Arizona PCR (Southern Co. Edison
                             California) CP 3.70% due 08/01/1997  ....................    2,100,000
                10,800,000  Salt River Project, Arizona Agricultural Improvement &
                             Power District Revenue CP 3.60% due 05/08/1997   ........   10,800,000
------------------------------------------------------------------------------------------------------
Colorado --      8,000,000  Denver, Colorado City & County Airport Revenue VRDN
1.4%                         4.60% due 11/15/2025 (a) ................................    8,000,000
                 6,000,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                             VRDN 4.75% due 12/01/2005 (a)  ..........................    6,000,000
------------------------------------------------------------------------------------------------------
District of                 District of Columbia General Fund Recovery DDN:
Columbia --     31,400,000   Series B-1 4.15% due 06/01/2003 (a) .....................   31,400,000
7.3%             3,500,000   Series B-2 4.15% due 06/01/2023 (a) .....................    3,500,000
                 3,100,000   Series B-2 4.15% due 06/01/2007 (a) .....................    3,100,000
                 6,000,000   Series B-3 4.15% due 06/01/2003 (a) .....................    6,000,000
                29,700,000  District of Columbia Revenue (American Association
                             for the Advancement of Sciences) DDN 4.05% due
                             10/01/2022 (a)  .........................................   29,700,000
------------------------------------------------------------------------------------------------------
Florida --       4,800,000  Lee County, Florida IDA Revenue (Raymond Building
0.8%                         Supply Corp. Project) VRDN 4.80% due 04/01/2017 (a) .....    4,800,000
                 3,365,000  Sunshine State Governmental Financing Commission Fla.
                             Revenue (Series B) CP 3.70% due 08/01/1997 ..............    3,365,000
------------------------------------------------------------------------------------------------------
Georgia --       6,860,000  Albany & Dougherty County, Georgia Hospital Authority
2.7%                         Revenue (Phoebe Putney Memorial Hospital) VRDN
                             4.50% due 09/01/2026 (a) ................................    6,860,000
                 5,400,000  Atlanta, Georgia Urban Residential Finance Authority M/F
                             Revenue (New Community East Lake Project) VRDN
                             4.85% due 11/01/2028 (a) ................................    5,400,000
                 1,000,000  Columbus, Georgia Development Authority IDR (Georgia
                             Packaging Inc.) VRDN 4.75% due 01/01/2012 (a) ...........    1,000,000
                 3,200,000  Eagles Tax-Exempt Trust (Georgia Residential Finance
                             Authority) FXRDN 3.75% due 06/01/1997   .................    3,200,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

========================================================================================================
                                                                                              Value
              Face Amount                               Issue                               (Note 1a)
========================================================================================================
Georgia         $2,030,000  Georgia State Residential Finance Authority FXRDN
(continued)                  3.75% due 06/01/1997   ......................................   $2,030,000
                 9,000,000  La Grange, Georgia Development Authority IDR (Reltec
                             Corp. Project) VRDN 4.70% due 12/01/2021 (a)   ..............    9,000,000
--------------------------------------------------------------------------------------------------------
Illinois --      4,300,000  Chicago, Illinois IDR (Enterprise Center Project) VRDN
7.2%                         4.80% due 06/01/2022 (a)  ...................................    4,300,000
                10,000,000  Chicago, Illinois Public Building Commission Revenue
                             FXRDN 4.20% due 12/01/1997   ................................   10,016,781
                 7,000,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
                             (Groot Industries Inc. Project) VRDN 4.60% due
                             12/01/2015 (a)   ............................................    7,000,000
                 1,800,000  Illinois State Development Finance Authority IDR (Revcor
                             Inc. Project) VRDN 4.70% due 06/01/2008 (a) .................    1,800,000
                 2,000,000  Illinois State Development Finance Authority Economic
                             Development Revenue (CPL Downers Grove Partner-
                             ship) VRDN 4.70% due 12/01/2005 (a)                               2,000,000
                 2,500,000  Illinois State Educational Facilities Authority Revenue (Art
                             Institute of Chicago) VRDN 4.55% due 03/01/2027 (a)  ........    2,500,000
                             Illinois Health Facilities Authority Revenue (Evanston
                            Hospital Corp. Project) CP:
                 5,000,000   3.65% due 05/29/1997  .......................................    5,000,000
                12,000,000   3.95% due 08/15/1997  .......................................   12,000,000
                11,000,000  Illinois Health Facilities Authority Revenue (Northwestern
                             Community Hospital) VRDN 4.60% due 07/01/2027 (a) ...........   11,000,000
                 8,000,000  Illinois Health Facilities Authority Revenue (Advocate Health
                             Care Series B) VRDN 4.60% due 08/15/2022 (a)   ..............    8,000,000
                 2,250,000  Kane County, Illinois School District TAN 4.25% due
                             09/29/1997 ..................................................    2,254,544
                 2,775,000  Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN 4.80%
                             due 12/01/2014 (a)  .........................................    2,775,000
                 4,000,000  Upper Illinois River Valley Authority Solid Waste Disposal
                             Revenue (Exolon-Esk Co. Project) VRDN 4.70% due
                             12/01/2021 (a)   ............................................    4,000,000
--------------------------------------------------------------------------------------------------------
Indiana --       6,660,000  Anderson, Indiana Economic Development Revenue
4.0%                         (Applecreek Commons L.P. Project) VRDN 4.70% due
                             12/01/2027 (a)   ............................................    6,660,000
                 3,225,000  Bloomington, Indiana Economic Development Revenue
                             (Bloomington Square Project) VRDN 4.70% due
                             12/01/2008 (a)   ............................................    3,225,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

================================================================================================
                                                                                      Value
              Face Amount                           Issue                           (Note 1a)
================================================================================================
Indiana        $2,500,000   Connersville, Indiana Economic Development Revenue
(continued)                  (Inland Southern Group Project) VRDN 4.65% due
                             02/01/2012 (a)  ...................................... $2,500,000
                3,000,000   Greencastle, Indiana IDR (Crown Equipment Corp.
                             Project) VRDN 4.75% due 02/01/2011 (a)  ..............  3,000,000
                1,000,000   Greendale, Indiana Economic Development Revenue
                             (Pripak Inc. Project Series A) VRDN 4.75% due
                             12/01/2003 (a)  ......................................  1,000,000
                5,000,000   Hamilton, Indiana Southeastern Schools Building Corp.
                             TAN 4.25% due 12/31/1997 .............................  5,016,196
                2,700,000   Indiana State Development Finance Authority Economic
                             Development Revenue (Hart Housing Group Inc.
                             Project) VRDN 4.80% due 06/01/2011 (a)  ..............  2,700,000
                2,530,000   Indiana State Development Finance Authority IDR
                             (Centurion Industries Inc. Project) VRDN 4.75% due
                             10/01/2005 (a)  ......................................  2,530,000
                4,915,000   Indiana State Educational Facilities Authority Revenue
                             (Wesleyan University Project) VRDN 4.70% due
                             12/01/2015 (a)  ......................................  4,915,000
                2,000,000   Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                             VRDN 4.90% due 10/01/2006 (a)  .......................  2,000,000
                1,915,000   New Castle, Indiana Economic Development Revenue
                             (Barden Homes of Indiana Inc. Project) VRDN 4.80%
                             due 08/01/2010 (a) ...................................  1,915,000
                2,445,000   St. Joseph County, Indiana Hospital Authority (Madison
                             Center Inc. Project) VRDN 4.65% due 03/04/2015 (a)  ..  2,445,000
                2,500,000   Westfield, Indiana IDR (Standard Locknut Inc. Project)
                             VRDN 4.80% due 02/01/2002 (a)  .......................  2,500,000
--------------------------------------------------------------------------------------------------------
Kansas --       3,550,000   Overland Park, Kansas IDR (General Motors Corp.
0.5%                         Project) DDN 4.10% due 11/01/2021 (a)   ..............  3,550,000
                1,150,000   Spring Hill, Kansas IDR (Abrasive Engineering Manufac-
                             turing Inc. Project) VRDN 4.75% due 10/01/2016 (a)       1,150,000
--------------------------------------------------------------------------------------------------------
Kentucky --     3,500,000   Graves County, Kentucky IDR (Seaboard Farms Kentucky
7.2%                         Inc. Project) VRDN 4.85% due 12/01/2012 (a)   ........  3,500,000
                3,400,000   Jefferson County, Kentucky Industrial Building Revenue
                             (Advanced Chemtech Inc. Project) VRDN 4.75% due
                             04/01/2016 (a)  ......................................  3,400,000
                            Jefferson County, Kentucky Industrial Building Revenue
                             (Thomas Development Project) VRDN:
                1,900,000    4.75% due 04/10/2010 (a)   ...........................  1,900,000
                1,170,000    4.75% due 10/01/2011 (a)   ...........................  1,170,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=======================================================================================================
                                                                                              Value
                   Face Amount                            Issue                             (Note 1a)
=======================================================================================================
Kentucky             $9,835,000  Kentucky Economic Development Finance Authority
(continued)                       Hospital Facilities Revenue (St. Elizabeth's Medical
                                  Center Inc.) VRDN 4.67% due 05/01/2017 (a)  ............   $9,835,000
                     22,000,000  Kentucky Economic Development Finance Authority
                                  Revenue (Sisters of Charity of Nazareth Health Sys-
                                  tem) DDN 4.05% due 11/01/2020 (a) ......................   22,000,000
                     10,000,000  Louisville & Jefferson County, Kentucky Regional Airport
                                  System Revenue BAN/VRDN 4.70% due 06/30/1998 ...........   10,000,000
                     20,600,000  Perry County, Kentucky Health Care Systems Revenue
                                  (Appalachian Regional Health Care) VRDN 4.75% due
                                  08/01/2014 (a) .........................................   20,600,000
--------------------------------------------------------------------------------------------------------
Louisiana --         11,000,000  Saint James Parish, Louisiana PCR (Texaco Project) CP
1.1%                              4.10% due 05/21/1997 ...................................   11,000,000
--------------------------------------------------------------------------------------------------------
Maine --              2,530,000  Gray, Maine Revenue (Advance Realty Project) VRDN
2.1%                              4.75% due 10/01/2011 (a)  ..............................    2,530,000
                      9,085,000  Jay, Maine Solid Waste Disposal Revenue (International
                                  Paper Co.) FXRDN 3.95% due 06/02/1997  .................    9,085,000
                      6,600,000  Maine TAN 4.50% due 06/27/1997   ........................    6,605,236
                      3,140,000  Maine School Administrative District #35 Eliot Commons
                                  BAN 4.25% due 11/12/1997  ..............................    3,145,710
--------------------------------------------------------------------------------------------------------
Maryland --           1,900,000  Anne Arundel County, Maryland Economic Development
0.5%                              Revenue (Atlas Container Corp Project) VRDN 4.95%
                                  due 04/01/2006 (a)  ....................................    1,900,000
                      2,600,000  Maryland State Health & Higher Educational Facilities
                                  Authority Revenue (Helix Health Hospital) VRDN
                                  4.70% due 07/01/2026 (a)  ..............................    2,600,000
--------------------------------------------------------------------------------------------------------
Massachusetts --      5,000,000  Bolton, Massachusetts BAN 4.50% due 04/17/1998  .........    5,018,466
10.2%                 5,400,000  Gardner, Massachusetts BAN 4.15% due 11/07/1997 .........    5,407,648
                      7,000,000  Lynn, Massachusetts BAN 4.25% due 08/14/1997 ............    7,006,625
                     10,000,000  Lynn, Massachusetts Water & Sewer Commission BAN
                                   4.25% due 10/08/1997 ..................................   10,008,000
                     14,230,000  Massachusetts GO Tender Option FXRDN 3.53% due
                                  05/29/1997 .............................................   14,230,000
                      9,500,000  Massachusetts State Housing Finance Agency Housing
                                  Projects (Series 13-C) VRDN 4.50% due 10/01/2008
                                  (a)  ...................................................    9,500,000
                      3,570,000  Massachusetts State Industrial Finance Agency Revenue
                                  (WBC Extrusion Products) VRDN 3.75% due
                                  04/01/2006 (a)   .......................................    3,570,000
                     10,000,000  Massachusetts State Water Resource Authority CP
                                  4.00% due 05/21/1997 ...................................   10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Massachusetts         $9,310,000  Mendon & Upton, Massachusetts Regional School
(continued)                        District BAN 3.85% due 05/09/1997   ....................   $9,310,350
                                  Middlesex County, Massachusetts BAN:
                       2,802,000   4.39% due 07/17/1997   .................................    2,802,792
                       2,670,000   4.30% due 07/17/1997   .................................    2,670,265
                       7,000,000  Pioneer Valley Regional Transit Authority Massachusetts
                                   RAN 4.63% due 08/08/1997   .............................    7,009,653
                                  Springfield, Massachusetts BAN:
                       6,000,000   4.50% due 06/27/1997   .................................    6,004,501
                       9,600,000   4.60% due 07/11/1997   .................................    9,608,969
--------------------------------------------------------------------------------------------------------
Michigan --           14,700,000  Michigan State Building Authority Revenue CP 3.65%
3.4%                               due 05/01/1997 .........................................   14,700,000
                      13,500,000  Michigan State Building Authority Revenue CP 3.50%
                                   due 05/01/1997 .........................................   13,500,000
                       5,600,000  Michigan State Strategic Fund Limited Obligation
                                   Revenue (Detroit Edison Co.) DDN 4.10% due
                                   09/01/2030 (a) .........................................    5,600,000
--------------------------------------------------------------------------------------------------------
Missouri --            1,415,000  Jefferson County, Missouri IDA Revenue (Sinclair &
0.4%                               Rush Project) VRDN 4.80% due 11/01/2001 (a)  ...........    1,415,000
                       2,700,000  Missouri State Development Finance Board IDR (Filtra-
                                   tion Group Inc.) VRDN 4.76% due 03/01/2012 (a) .........    2,700,000
--------------------------------------------------------------------------------------------------------
New                    9,830,000  New Hampshire Higher Educational & Health Facilities
Hampshire --                       Authority Revenue (Dartmouth Educational Loan
1.9%                               Corp.) FXRDN 3.90% due 06/01/1997   ....................    9,830,000
                       1,230,000  New Hampshire State Business Finance Authority IDR
                                   (Freed's Bakery Inc. Project) VRDN 4.80% due
                                   05/02/2011 (a) .........................................    1,230,000
                       3,000,000  New Hampshire State Business Finance Authority IDR
                                   (Hydra Inc.) VRDN 4.75% due 11/01/2006 (a)   ...........    3,000,000
                       4,500,000  Salem, New Hampshire TAN 4.00% due 12/18/1997   .........    4,508,543
--------------------------------------------------------------------------------------------------------
New York --           11,085,000  Little Falls, New York School District BAN 4.50% due
4.3%                               06/15/1997  ............................................   11,091,651
                       5,955,000  New York City NY (Series B) DDN 4.25% due
                                   10/01/2020 (a)    ......................................    5,955,000
                      11,200,000  New York City Municipal Water Finance Authority Systems
                                   Revenue (Series C) DDN 4.05% due 06/15/2023 (a) ........   11,200,000
                      15,100,000  New York State BAN/CP 3.65% due 05/22/1997   ............   15,100,000
--------------------------------------------------------------------------------------------------------
North Carolina --      5,200,000  Raleigh-Durham, North Carolina Airport Authority Special
0.5 %                              Facilities Revenue (American Airlines Series B) DDN
                                   4.05% due 11/01/2005 (a)  ..............................    5,200,000
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Ohio --             $2,400,000  Cadiz, Ohio BAN 4.15% due 07/15/1997  ..................   $2,402,764
7.9%                 3,500,000  Cleveland, Ohio BAN 4.50% due 10/15/1997 ...............    3,507,687
                    13,900,000  Cuyahoga County, Ohio Hospital Revenue (University
                                 Hospital of Cleveland) DDN 4.00% due 01/01/2016 (a)  ..   13,900,000
                     3,500,000  Eagles Tax-Exempt Trust, Ohio Water Development Author-
                                 ity (Ohio Edison) VRDN 4.67% due 07/01/2015 (a)........    3,500,000
                     5,420,000  Franklin County, Ohio M/F Housing Revenue (Community
                                 Housing Network) VRDN 4.65% due 03/01/2027 (a) ........    5,420,000
                     1,000,000  Gates Mills, Ohio BAN 4.13% due 11/25/1997  ............    1,002,343
                     4,000,000  Greene County, Ohio BAN 4.50% due 09/11/1997   .........    4,005,874
                     4,475,000  Lucas-Beacon Place Housing Development Corp. M/F
                                 Housing Revenue (Beacon Place Apartments Project)
                                 FXRDN 3.80% due 09/15/1997   ..........................    4,475,000
                     7,295,000  Mahoning County, Ohio Health Care Facilities Revenue
                                 (Shepherd of the Valley Lutheran Home & Retirement
                                 Center) VRDN 4.70% due 09/01/2020 (a) .................    7,295,000
                                Montgomery County, Ohio Hospital Revenue (Miami Valley
                                 Hospital Series C) CP:
                     7,000,000   3.55% due 05/09/1997  .................................    7,000,000
                    11,800,000   3.70% due 08/01/1997  .................................   11,800,000
                     3,000,000  New Bremen, Ohio Local School District BAN 4.20% due
                                 05/29/1997 ............................................    3,001,252
                     4,500,000  Ohio State Air Quality Development Authority Revenue
                                 (Cincinnati Gas & Electric) DDN 4.00% due 09/01/2030
                                 (a)  ..................................................    4,500,000
                     2,735,000  Ohio State Higher Educational Facilities Commission
                                 Revenue (Ashland University Project) VRDN 4.65% due
                                 09/01/2001 (a)   ......................................    2,735,000
                     5,000,000  Ottawa County, Ohio IDR (Adrian Sand & Stone Project)
                                 VRDN 4.75% due 10/01/2008 (a)   .......................    5,000,000
--------------------------------------------------------------------------------------------------------
Oklahoma --          5,000,000  Muskogee, Oklahoma IDR PCR (Oklahoma Gas & Elec.
0.5%                             Co. Series a) VRDN 4.55% due 01/01/2025 (a) ...........    5,000,000
--------------------------------------------------------------------------------------------------------
Oregon --            1,000,000  Portland, Oregon M/F Revenue (Union Station) VRDN
0.1%                             4.80% due 12/01/2027 (a) ..............................    1,000,000
--------------------------------------------------------------------------------------------------------
Pennsylvania --     13,425,000  Allegheny County, Pennsylvania Hospital Development
10.7%                            Authority Revenue (Presbyterian University Hospital)
                                 VRDN 4.60% due 03/01/2018 (a)   .......................   13,425,000
                     1,200,000  Allegheny County, Pennsylvania IDA Revenue (Parkway
                                 Center Mall Project) VRDN 4.60% due 05/01/2009 (a)   ..    1,200,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Pennsylvania                      Emmaus, Pennsylvania General Authority Revenue
(continued)                        VRDN:
                    $10,000,000    Series C-11 4.60% due 03/01/2024 (a) ..................... $10,000,000
                      8,600,000    Series D-11 4.60% due 03/01/2024 (a) .....................   8,600,000
                      1,500,000    Series F-6 4.60% due 03/01/2024 (a)  .....................   1,500,000
                     10,000,000   Harrisburg, Pennsylvania Authority Revenue (Pooled
                                   Loan Fund) VRDN 4.65% due 07/01/2021 (a) .................  10,000,000
                     10,000,000   Lancaster, Pennsylvania Hospital Authority Revenue
                                   (Masonic Homes Project) VRDN 4.65% due
                                   07/01/2027 (a)   .........................................  10,000,000
                     23,000,000   Montgomery County, Pennsylvania Higher Education &
                                   Health Authority Revenue VRDN 4.65% due
                                   06/01/2021 (a)   .........................................  23,000,000
                      2,900,000   Montgomery County, Pennsylvania Higher Education &
                                   Health Authority Revenue (Philadelphia Presbytery)
                                   VRDN 4.60% due 07/01/2025 (a)   ..........................   2,900,000
                     16,455,000   Pennsylvania GO Tender Option VRDN 4.65% due
                                   04/15/2002 (a)   .........................................  16,455,000
                     10,400,000   Philadelphia, Pennsylvania TRAN 4.50% due
                                   06/30/1997 ...............................................  10,409,032
--------------------------------------------------------------------------------------------------------
Rhode Island --       5,000,000   Cumberland, Rhode Island BAN 4.25% due 11/26/1997 .........   5,009,650
1.7%                  2,600,000   Rhode Island State Industrial Facilities Corp. IDR (Capi-
                                   tal Development Corp. Project) VRDN 3.65% due
                                   11/01/2005 (a)   .........................................   2,600,000
                      3,500,000   Rhode Island State Solid Waste Management Corp.
                                   (Landfill Lease) CP 4.50% due 08/01/1997 .................   3,511,760
                      6,350,000   West Warwick, Rhode Island BAN 4.25% due
                                   08/01/1997 ...............................................   6,355,491
--------------------------------------------------------------------------------------------------------
South Carolina --       630,000   South Carolina Economic Development Authority IDR
1.1%                               (Trimite Powders Inc. Project) FXRDN 4.13% due
                                   09/01/1997 ...............................................     630,000
                      9,989,000   South Carolina Public Services Authority Electrical
                                   Systems Revenue CP 3.70% due 08/01/1997  .................   9,989,000
--------------------------------------------------------------------------------------------------------
South Dakota --       3,000,000   South Dakota Housing Development Authority Revenue
0.3%                               FXRDN (Series G) 4.25% due 05/01/1997 ....................   3,000,000
--------------------------------------------------------------------------------------------------------
Tennessee --          9,500,000   Memphis & Shelby County, Tennessee Industrial Board
2.1%                               PCR (Birmingham Steel Corp. Project) VRDN 4.75%
                                   due 10/01/2026 (a)  ......................................   9,500,000
                      7,000,000   Montgomery County, Tennessee Public Building Authority
                                   (Pooled Financing Revenue) VRDN 4.70% due
                                   07/01/2015 (a)   .........................................   7,000,000
                      4,300,000   Nashville & Davidson County, IDB Revenue (Gibson
                                   Guitar Project) VRDN 4.75% due 03/01/2011 (a)  ...........   4,300,000
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Texas --             $1,825,000  Montgomery County, Texas IDA Revenue (Sawyer
0.6%                              Research Products Inc.) VRDN 4.80% due
                                  02/04/2015 (a)   ......................................   $1,825,000
                      4,000,000  Texas State TRAN 4.75% due 08/29/1997 ..................    4,009,439
--------------------------------------------------------------------------------------------------------
Utah --               5,000,000  Salt Lake County, Utah PCR (Service Station Holdings
0.5%                              -The BP Co. Project) DDN 4.05% due 02/01/2008 (a) .....    5,000,000
--------------------------------------------------------------------------------------------------------
Vermont --            2,600,000  Vermont IDA Revenue (Burlington PPTY LP Project)
0.3%                              VRDN 4.60% due 12/01/2011 (a)   .......................    2,600,000
--------------------------------------------------------------------------------------------------------
Virginia --           2,100,000  Brunswick County, Virginia IDA Exempt Facilities Rev-
1.2%                              enue (Aegis Waste Solutions Inc.) VRDN 4.65% due
                                  01/01/2017 (a)   ......................................    2,100,000
                     10,000,000  Richmond, Virginia Public Utilities Revenue VRDN 4.75%
                                  due 06/30/2001 (a)  ...................................   10,000,000
--------------------------------------------------------------------------------------------------------
Washington --         3,000,000  Pierce County, Washington Housing Authority Revenue
2.1%                              (Eagles Watch Project) VRDN 4.55% due
                                  09/01/2020 (a)   ......................................    3,000,000
                      5,000,000  Washington State Housing Finance Commission Rev-
                                  enue (Emerald Heights Project) DDN 4.10% due
                                  01/01/2021 (a)   ......................................    5,000,000
                     12,850,000  Washington State Housing Finance Commission Rev-
                                  enue (Panorama City Project) DDN 4.60% due
                                  01/01/2027 (a)   ......................................   12,850,000
--------------------------------------------------------------------------------------------------------
West Virginia --      2,600,000  Raleigh County, West Virginia Health Care Systems Rev-
0.3%                              enue (Appalachian Regional Health Care) VRDN
                                  4.75% due 09/01/2006 (a)  .............................    2,600,000
--------------------------------------------------------------------------------------------------------
Wisconsin --          1,405,000  Appleton, Wisconsin IDR (Valley Packaging Industries
3.7%                              Inc. Project) VRDN 4.70% due 02/01/2011 (a) ...........    1,405,000
                      2,320,000  Arrowhead, Wisconsin School District TRAN 4.50% due
                                  09/26/1997 ............................................    2,323,608
                                 Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                  VRDN:
                      1,600,000   4.60% due 05/01/2003 (a) ..............................    1,600,000
                      1,745,000   4.75% due 05/01/2003 (a) ..............................    1,745,000
                      1,750,000  Howard-Suamico, Wisconsin School District TRAN
                                  4.40% due 08/22/1997   ................................    1,752,082
                      2,650,000  Milwaukee, Wisconsin Redevelopment Authority Rev-
                                  enue (Jensar Corp. Project) VRDN 4.80% due
                                  03/01/2007 (a)   ......................................    2,650,000
                      1,265,000  Oshkosh, Wisconsin IDR (Automatic Handling Inc.
                                  Project) VRDN 4.75% due 06/01/2006 (a)   ..............    1,265,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund

Schedule of Investments -- Continued
April 30, 1997


=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Wisconsin       $  500,000  Plymouth, Wisconsin IDR (Great Lakes Cheese of
(continued)                  Wisconsin Inc. Project) VRDN 4.75% due 08/01/2024
                             (a)  .....................................................   $      500,000
                 4,000,000  Shorewood, Wisconsin School District TRAN 4.35% due
                             09/02/1997 ...............................................        4,004,556
                 5,000,000  Sturtevant, Wisconsin IDR (Andis Co. Project Series A)
                             VRDN 4.65% due 12/01/2016 (a)   ..........................        5,000,000
                 2,100,000  Sun Prairie, Wisconsin School District TRAN 4.25% due
                             08/22/1997 ...............................................        2,101,558
                 4,250,000  Verona, Wisconsin School District TRAN 4.50% due
                             08/27/1997    ............................................        4,255,433
                 9,000,000  Wisconsin State Health & Educational Facilities Authority
                             Revenue (Wheaton Franciscan System Revenue)
                             VRDN 4.60% due 08/15/2016 (a)   ..........................        9,000,000
--------------------------------------------------------------------------------------------------------
Wyoming --       5,300,000  Converse County, Wyoming Environmental Improvement
4.8%                         Revenue (Pacificorp Projects) DDN 4.25% due
                             11/01/2025 (a)   .........................................        5,300,000
                 5,000,000  Laramie County, Wyoming IDR (Cheyenne Light Fuel &
                             Power Co.) VRDN 4.60% due 03/01/2027 (a) .................        5,000,000
                 4,000,000  Lincoln County, Wyoming Environmental Improvement
                             Revenue (Pacificorp Projects) DDN 4.25% due
                             11/01/2025 (a)   .........................................        4,000,000
                13,300,000  Sweetwater County, Wyoming Environmental Improve-
                             ment Revenue (Pacificorp Projects) DDN 4.25% due
                             11/01/2025 (a)   .........................................       13,300,000
                20,900,000  Sweetwater County, Wyoming PCR (Idaho Power Co.
                             Project) DDN 4.10% due 07/15/2026 (a) ....................       20,900,000
--------------------------------------------------------------------------------------------------------
                            Total Investments (Cost $998,272,459) -- 99.5% ............      998,272,459
--------------------------------------------------------------------------------------------------------
                            Other Assets Less Liabilities -- 0.5% .....................        5,383,027
--------------------------------------------------------------------------------------------------------
                            Net Assets -- Equivalent to $1.00 Per Share on
                             1,003,777,618 Shares of Beneficial Interest
                             Outstanding -- 100.0%  ...................................   $1,003,655,486
=========================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 1997. For variable rate demand instruments, the next coupon date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

Note--Cost for federal income tax purposes is the same as that shown above.
--------------------------------------------------------------------------------

Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt

BAN   Bond Anticipation Notes
CP    Commercial Paper
DDN   Daily Demand Notes
FXRDN Fixed Rate Demand Notes
GO    General Obligation
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue
M/F   Multi-Family
PCR   Pollution Control Revenue
RAN   Revenue Anticipation Notes
TAN   Tax Anticipation Notes
TRAN  Tax Revenue Anticipation Notes
VRDN  Variable Rate Demand Notes
--------------------------------------------------------------------------------



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 1997
--------------------------------------------------------------------------------

Assets:
Investments, at amortized cost and value (Note 1a) ................................. $  998,272,459
Cash  ..............................................................................      1,797,039
Interest receivable  ...............................................................      7,612,391
Receivable for investments sold  ...................................................      1,220,000
Prepaid expenses  ..................................................................          1,794
                                                                                     ---------------
   Total assets   ..................................................................  1,008,903,683
                                                                                     ---------------
Liabilities:
Advisory fee payable (Note 2)    ...................................................        160,350
Payable for investments purchased   ................................................      5,013,782
Accrued expenses  ..................................................................         45,364
Dividends payable    ...............................................................         28,701
                                                                                     ---------------
   Total liabilities    ............................................................      5,248,197
                                                                                     ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,003,777,618 shares of beneficial interest outstanding)   ........................ $1,003,655,486
                                                                                     ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
April 30, 1997
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d)  ....................................$30,216,695
                                                                            -----------
Expenses:
Investment advisory fee (Note 2)  .....................    $ 3,731,200
Registration fees  ....................................        207,440
Dividend and transfer agency fees    ..................        147,047
Accounting and custodian services    ..................        105,578
Amortization of organization expenses (Note 1e)  ......         76,980
Legal and audit fees  .................................         15,677
Printing and shareholder reports  .....................         12,143
Trustees' fees (Note 5)  ..............................          9,724
Insurance    ..........................................          3,489
Miscellaneous   .......................................         10,774
                                                           -----------
     Total expenses   .................................      4,320,052
Waived investment advisory fee (Note 2)    ............     (2,072,889)      2,247,163
                                                           -----------      -----------
     Net investment income  ................................................27,969,532
Net realized loss from investment transactions   ...........................    (2,657)
                                                                            -----------
Net Increase in Net Assets Resulting From Operations   .....................$27,966,875
                                                                            ===========



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets

                                                                          Year Ended April 30,
                                                                   -----------------------------------
                                                                       1997               1996
======================================================================================================
Increase in Net Assets:

Operations:
Net investment income    .......................................   $   27,969,532      $ 16,875,293
Net realized gain (loss) from investment transactions  .........          (2,657)               796
                                                                   --------------      ------------
Net increase in net assets resulting from operations   .........      27,966,875         16,876,089
Total declared as dividends to shareholders (Note 4)   .........     (27,969,332)       (16,870,256)
Capital share transactions (Note 3)  ...........................     336,453,248        263,295,555
                                                                   --------------      ------------
Net increase in net assets  ....................................     336,450,791        263,301,388

Net Assets:
Beginning of year  .............................................     667,204,695        403,903,307
                                                                   --------------      ------------
End of year, including undistributed net investment income of
$134,573 and accumulated capital losses of $256,705 and $254,248
respectively (Note 1g and Note 4)    ...........................   $1,003,655,486      $667,204,695
                                                                   ==============      ============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

                                                                                    Five Months
                                                                                       Ended
                                                     Year Ended April 30,            April 30,    Year Ended November 30,
                                              ----------------------------------- ---------------- ---------------------
                                                  1997        1996       1995          1994          1993       1992
========================================================================================================================
Net Asset Value, beginning of period   ......  $     1.00   $   1.00   $   1.00     $   1.00       $   1.00   $   1.00
 Net investment income  .....................         .03        .04        .03          .01            .02        .03
 Dividends from net investment income  ......        (.03)      (.04)      (.03)        (.01)          (.02)      (.03)
                                               ----------    -------    -------    ---------        -------    -------
Net Asset Value, end of period   ............  $     1.00   $   1.00   $   1.00     $   1.00       $   1.00   $   1.00
                                               ==========    =======    =======    =========        =======    =======
Total Return   ..............................        3.41%      3.68%      3.20%        2.14%(1)       2.14%      2.74%

Ratios/Supplemental Data:
 Net Assets, end of period (000)    .........  $1,003,655   $667,205   $403,903     $390,375       $278,697   $329,254
 Ratio of expenses to average net assets
  (before waiver)    ........................         .52%       .54%       .56%         .59%(1)        .62%       .61%
 Ratio of expenses to average net assets
  (after waiver)  ...........................         .27%       .29%       .31%         .34%(1)        .45%       .53%
 Ratio of net investment income, to average
  net assets (before waiver)  ...............        3.12%      3.35%      2.90%        1.92%(1)       1.96%      2.67%
 Ratio of net investment income, to average
  net assets (after waiver)   ...............        3.37%      3.60%      3.15%        2.17%(1)       2.13%      2.75%

(1) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund investments are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $200 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                        Percentage of Average Daily Net Assets
                        ------------------------------------------
Premier Institutional
Fund    ...............  .15%
Institutional Fund  ...  .40% up to and including $250,000,000 plus .375% over $250,000,000 up to and
                         including $500,000,000
                        plus .35% over $500,000,000 up to and
                         including $750,000,000
                        plus .325% over $750,000,000
Government Fund
and Treasury Fund   ...  .35% up to and including $500,000,000
                        plus .335% over $500,000,000 up to and
                         including $750,000,000
                        plus .32% over $750,000,000 up to and
                         including $1,000,000,000
                        plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund  ......  .45% up to and including $1,500,000,000 plus .425% over $1,500,000,000 up to and
                         including $2,000,000,000
                        plus .40% over $2,000,000,000


 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period ended April 30, 1997, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1997, FAM waived a portion of its fees amounting to $45,574 for the Premier Institutional Fund, $9,522,140 for the Institutional Fund, $2,261,521 for the Government Fund, $846,551 for the Treasury Fund and $2,072,889 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1997, capital paid-in aggregated $2,824,133,069 for Premier Institutional Fund, $6,201,308,027 for Institutional Fund, $2,017,817,815 for Government Fund, $611,790,184 for Treasury Fund and $1,003,777,618 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                     Period
                                Ended April 30,
                                -----------------
Premier Institutional Fund            1997
------------------------------- -----------------
Shares sold  ..................   12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends         32,118,561
                                 ---------------
  Total   .....................   12,269,855,820
Shares redeemed    ............    9,445,822,751
                                 ---------------
  Net increase  ...............    2,824,033,069
                                 ===============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                       Year Ended April 30,
                                -----------------------------------
Institutional Fund                     1997              1996
------------------------------- ------------------- ---------------
Shares sold  ..................   67,124,483,921      81,859,341,129
Shares issued to shareholders
 in reinvestment of dividends        323,268,144         360,863,781
                                 ---------------     ---------------
  Total   .....................   67,447,752,065      82,220,204,910
Shares redeemed    ............   68,867,606,220      81,179,030,074
                                 ---------------     ---------------
  Net increase (decrease)   ...   (1,419,854,155)      1,041,174,836
                                 ===============     ===============




                                      Year Ended April 30,
                                --------------------------------
Government Fund                      1997             1996
------------------------------- ---------------- ---------------
Shares sold  ..................   13,658,666,165   11,319,796,312
Shares issued to shareholders
 in reinvestment of dividends         92,067,429       86,908,080
                                 ---------------  ---------------
  Total   .....................   13,750,733,594   11,406,704,392
Shares redeemed    ............   13,376,732,157   11,363,934,579
                                 ---------------  ---------------
  Net increase  ...............      374,001,437       42,769,813
                                 ===============  ===============




                                         Year Ended April 30,
                                   --------------------------------
Treasury Fund                          1997             1996
--------------------------------   ---------------   --------------
Shares sold   ..................     3,277,418,270     2,984,431,147
Shares issued to shareholders
 in reinvestment of dividends           27,446,045        25,665,244
                                    --------------    --------------
  Total    .....................     3,304,864,315     3,010,096,391
Shares redeemed  ...............     3,207,207,792     2,838,827,671
                                    --------------    --------------
  Net increase   ...............        97,656,523       171,268,720
                                    ==============    ==============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                           Year Ended April 30,
                                     --------------------------------
Institutional
Tax-Exempt Fund                          1997             1996
----------------------------------   ---------------   --------------
Shares sold  .....................     5,129,231,992     3,532,959,162
Shares issued to shareholders
 in reinvestment of dividends   .         26,648,229        15,674,384
                                      --------------    --------------
  Total   ........................     5,155,880,221     3,548,633,546
Shares redeemed    ...............     4,819,426,973     3,285,337,991
                                      --------------    --------------
  Net increase  ..................       336,453,248       263,295,555
                                      ==============    ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1997, the Institutional Tax-Exempt Fund had net capital loss carryovers of $254,048 of which $96,488 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective fiscal periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective fiscal periods then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1997

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TRUSTEES, SENIOR OFFICERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Robert W. Crook*
 President & Trustee
 Senior Vice President,
  Merrill Lynch Asset Management, L.P.

A. Bruce Brackenridge
 Trustee
 Retired Group Executive,
  J.P. Morgan & Co. Inc.

Charles C. Cabot, Jr.
 Trustee
 Partner, Sullivan & Worcester

James T. Flynn
 Trustee
 Retired Chief Financial Officer,
  J.P. Morgan & Co., Inc.

Terry K. Glenn*
 Trustee
 Executive Vice President,
  Merrill Lynch Asset Management, L.P.

George W. Holbrook Jr.
 Trustee
 Managing Partner,
  Bradley Resources Company

W. Carl Kester
 Trustee
 James R. Williston Professor of Business
 Administration,
  Harvard University Graduate School of
  Business Administration

William E. Aldrich
 Executive Vice President
William M. Breen
 Senior Vice President, Chief Financial
 Officer & Treasurer
Michael J. Brady
 Senior Vice President
James J. Fatseas
 Senior Vice President
Joseph T. Monagle Jr.
 Senior Vice President
William Wasel
 Senior Vice President
Mark E. Maguire
 Senior Vice President
Barry F. X. Smith
 Senior Vice President
Christopher Ayoub
 Vice President & Portfolio Manager
John Ng
 Vice President & Portfolio Manager
Kevin Schiatta
 Vice President & Portfolio Manager
Ira P. Shapiro
 Secretary

--------------------------------------------------------------------------------
ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, N.J. 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Each Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Funds is neither insured nor guaranteed by the U.S. Government.


Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund